As filed with the Securities and Exchange Commission on February 28, 2014

1933 Act File No. 333-98485

1940 Act File No. 811-21186

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 23	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 24	[X]

WILLIAMS CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

570 Seventh Avenue

New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

(212) 373-4240

(Registrant's Telephone Number, including Area Code)

DiAnne Calabrisotto

Williams Capital Management

570 Seventh Avenue

New York, New York 10018

(Name and Address of Agent for Service)

With copies to:

Frank P. Bruno, Esq.

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This post-effective amendment to the registration statement of the Williams Capital Management Trust (the “Trust”) consists of the following: (i) a combined prospectus for the Institutional Shares of the Williams Capital Government Money Market Fund (the “Government Fund”) and the Williams Capital Liquid Assets Fund (the “Liquid Assets Fund”), (ii) a combined prospectus for the Service Shares of the Government Fund and the Liquid Assets Fund, (iii) a prospectus for the Institutional Shares of the Williams Capital U.S. Treasury Fund (the “Treasury Fund”), and (iv) a combined statement of additional information for both classes of shares of the Government Fund and the Liquid Assets Fund and the Institutional Shares of the Treasury Fund.

WILLIAMS CAPITAL
MANAGEMENT TRUST

PROSPECTUS

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
WILLIAMS CAPITAL LIQUID ASSETS FUND

INSTITUTIONAL SHARES

Investment Adviser: Williams Capital Management, LLC

Class	Williams Capital Government Money Market Fund Ticker Symbol
Institutional Shares	WLAXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

February 28, 2014

FUND SUMMARY

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND SUMMARY

Investment Objective

Williams Capital Government Money Market Fund (the “Government Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%
Fee Waiver and/or Expense Reimbursement*	None
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement*	0.20%

*	Williams Capital Management, LLC (the “Adviser”) has contractually agreed to cap the Government Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares’ average daily net assets. The Adviser’s contractual agreement to cap the Government Fund level operating expenses of the Institutional Shares will expire on March 1, 2015. Prior to that date, the Adviser’s agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
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Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Government Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Principal Investment Strategies of the Fund

The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Principal Risks of Investing in the Fund

The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.

Performance Information

The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for the periods prior to June 2008 is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

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I NSTITUTIONAL S HARES
As of December 31

	Institutional Shares
Best Quarter	3Q ‘07	1.33%
Worst Quarter	4Q ‘13	0.00%

Average Annual Total Returns For the Periods Ending 12/31/13	One Year	Five Years	Ten Years
Government Fund —
Institutional Shares	0.02%	0.05%	1.70%

As of December 31, 2013, the Institutional Shares’ 7-day yield was 0.01%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.

Investment Adviser

The Fund’s investment adviser is Williams Capital Management, LLC (previously defined as the “Adviser”).

* * *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Important Additional Information” on page 8 of this prospectus.

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WILLIAMS CAPITAL LIQUID ASSETS FUND SUMMARY

Investment Objective

Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Liquid Assets Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.38%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and/or Expense Reimbursement**	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement**	0.20%

*	Other Expenses are based on estimated amounts for the current fiscal year.
**	Williams Capital Management, LLC (the “Adviser”) has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares’ average daily net assets. The Adviser’s contractual agreement to cap the Liquid Assets Fund level operating expenses of the Institutional Shares will expire on March 1, 2015. Prior to that date, the Adviser’s agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
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Example:

This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$130	$250	$599

Principal Investment Strategies of the Fund

The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Principal Risks of Investing in the Fund

The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Performance Information

As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.

Investment Adviser

The Fund’s investment adviser is Williams Capital Management, LLC (previously defined as the “Adviser”).

* * *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Important Additional Information” below.

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IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

The minimum initial investment in Institutional Shares of each Fund is $5,000,000. There is no minimum subsequent investment.

Purchase orders and redemption requests are received on any day on which both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of New York are open (“Fund Business Day”). You may purchase or redeem shares of a Fund by calling the Adviser at (866) WCM-FUND or (212) 461-6500, The Northern Trust Company, the Fund’s transfer agent (the “Transfer Agent”), at (866) 252-3626 or (312) 630-6932 or a financial institution that has entered into an agreement with the Fund or ALPS Distributors, Inc. to receive purchase and/or redemption orders on the Fund’s behalf (each, an “Authorized Institution”). You may also redeem shares by submitting a request in proper form in writing to the Adviser at Williams Capital Management Trust, [Name of Fund], 570 Seventh Avenue, Suite 504, New York, New York 10018, the Transfer Agent at [Name of Fund], c/o The Northern Trust Company, 801 S. Canal Street, C5S, Chicago, Illinois 60607 or through an Authorized Institution.

Tax Information

Dividends paid by a Fund out of its net investment income (and net realized short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by a Fund are taxable to the shareholders as long-term capital gains.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW

Williams Capital Management Trust (previously defined as the “Trust”) is a mutual fund family that offers different classes of shares in separate funds. The funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Williams Capital Government Money Market Fund (previously defined as the “Government Fund”) and the Williams Capital Liquid Assets Fund (previously defined as the “Liquid Assets Fund”, and each a “Fund” and together, the “Funds”) that you should know before investing. Investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. Please read this prospectus and keep it for future reference. The Trust may offer Service Shares of the Government Fund and the Liquid Assets Fund. These other classes of shares are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (866) WCM-FUND or (212) 461-6500.

Money Market Fund Rules

To be called a money market fund, a mutual fund must operate within strict Federal rules. Designed to help maintain a $1.00 share price, these rules limit money market funds to particular types of securities and strategies. Some of these rules generally are:

•	Individual securities must have remaining maturities of no more than 397 days.
•	The fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
•	All securities must be in the top two credit grades for short-term securities.
•	All securities must be denominated in U.S. dollars.

The Government Fund intends to maintain an AAA rating from one or more nationally recognized statistical rating organizations (“NRSROs”). The Government Fund will comply with guidelines as required by the NRSROs.

The Funds:

Williams Capital Government Money Market Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations and repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Williams Capital Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

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FUND BASICS

Important Definitions

Asset-Backed and Mortgage-Backed Securities: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.

Commercial Paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Dollar Weighted Average Life: The dollar weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar Weighted Average Maturity: The average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must redeem the principal amount of the debt. “Dollar weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Master Notes: Master notes are unsecured obligations that are redeemable upon demand.

Repurchase Agreement: A type of short-term investment. A dealer sells securities to the Fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Zero-Coupon Bonds: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.

Investment Details

Government Fund

The Government Fund seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings

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on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Obligations held by the Government Fund will be “eligible securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

The Government Fund may invest in repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations with banks and broker- dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Government Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

The Government Fund may invest in variable and floating rate instruments of the U.S. Government or its agencies that ultimately mature in more than 397 days.

Liquid Assets Fund

The Liquid Assets Fund seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

The Liquid Assets Fund invests in a broad range of money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Liquid Assets Fund will be “eligible securities” as defined in Rule 2a-7 under the 1940 Act, which regulates money market mutual funds.

The Liquid Assets Fund will invest only in high-quality money market instruments including, but not limited to, commercial paper, master notes, asset-backed and mortgage-backed securities, and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more NRSROs or are of comparable quality to securities having such ratings. Additionally, the Liquid Assets Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.

Although not a principal investment strategy, the Liquid Assets Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Liquid Assets Fund may invest in variable and floating rate instruments of the U.S. Government or its agencies that ultimately mature in more than 397 days.

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The Liquid Assets Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Liquid Assets Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

The Liquid Assets Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which the Liquid Assets Fund may invest.

Williams Capital Management, LLC (previously defined as the “Adviser”) measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security’s credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board” or the “Trustees”).

Investment objectives and investment policies or practices of each Fund that are not designated as fundamental may be changed by the Board without shareholder approval. Each Fund’s additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information (“SAI”). Additionally, a description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ combined SAI.

Risks and Other Considerations

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All money market instruments, including U.S. Treasury and U.S. Government agency obligations, may change in value in response to changes in interest rates. The prices of money market securities owned by a Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

In addition to the risk of interest rate change discussed above, other risks could affect performance of the Funds such as:

•	The Adviser could select investments that underperform investments of other comparable funds;
•	An issuer of a security held by either Fund could default on its obligation to repay interest or principal;
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•	The counterparty to a repurchase agreement or other transaction could default on its obligations;
•	Investing in floating or variable rate securities instead of fixed rate obligations diminishes the potential for capital appreciation as interest rates decrease;
•	A Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected;
•	A Fund may experience loss or delay in receiving payment and a decrease in the value of the security if required payments of principal and interest are not made with respect to the loans underlying asset-backed and mortgage-backed securities;
•	Over time, the real value of each Fund’s yield may be eroded by inflation;
•	Large redemptions by one or more major shareholders could make it more difficult for a Fund to meet other redemption requests, maintain the liquidity level of a Fund’s portfolio and maintain a stable $1.00 per share net asset value (“NAV”); and
•	In 2010, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulations, which, if adopted, may affect a Fund’s operations and/or return potential.

Valuing Shares

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. The NAV per share is the value of everything a Fund owns, minus everything it owes, divided by the number of the Fund’s shares held by shareholders. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the NAV per share is $1.00. When you buy Institutional Shares, you pay the NAV per share. Although each Fund seeks to maintain a NAV of $1.00 per share by valuing its portfolio of securities using the amortized cost method and complying with Rule 2a-7 under the 1940 Act, there is no guarantee it will be able to do so.

NAV per share is calculated separately for each class of shares of each Fund as of 5:00 p.m. Eastern time on each Fund Business Day. Shares will not be priced on days when either the NYSE or the Federal Reserve Bank of New York is closed.

Currently, each Fund offers only Institutional Shares, as described in this prospectus.

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Market Timing

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to (i) each Fund’s use of the amortized cost methodology of maintaining each Fund’s NAV per share at $1.00 each day, (ii) the nature of each Fund’s portfolio holdings, and (iii) the nature of each Fund’s shareholders, it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board has not adopted a market timing policy for the Funds.

The Trust does not have any arrangements with any person or entity to permit frequent purchases and redemptions of Fund shares.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined SAI.

Management Fees: Fees paid to the Adviser for portfolio management services.

Distribution Fees: A method of charging distribution-related expenses against Fund assets.

Other Expenses: Include administration, transfer agency and custody expenses, professional fees and registration fees.

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SHAREHOLDER INFORMATION

This section describes how to do business with the Funds.

How to Reach the Funds

By Telephone:	(866) WCM-FUND
By Mail:	Williams Capital Management Trust [Name of Fund]
570 Seventh Avenue, Suite 504
New York, NY 10018

Buying Shares

Shares of each Fund are sold at the NAV per share (generally $1.00) next determined after receipt of a purchase order in “proper form.” Purchase orders are received on any Fund Business Day. Each Fund does not determine its NAV per share, and purchase orders are not received, on the days the NYSE and the Federal Reserve Bank of New York observe the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

Proper Form. A purchase order or a redemption request is in “proper form” upon receipt of Federal funds and when all required documents are properly completed, signed and received by the Funds. Additionally, when completing a new account application, you will be required to supply the Funds with information, such as your tax identification number, that will assist the Funds in verifying your identity, as required by Federal law. If you are unable to provide sufficient information to verify your identity, the Funds will not open an account for you. As required by law, the Funds may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct.

Methods for Purchasing Shares

You may purchase shares of the Funds by the following methods:

•	By Telephone. You may call the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932,
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to request an account application form to open an account. Once the account application form has been signed, completed and has been received by the Adviser or the Transfer Agent, an initial purchase may be made by check or wire. Subsequent purchases may then be requested by telephone. If the Adviser or the Transfer Agent receives a completed purchase order, in proper form before 5:00 p.m. Eastern time (the “Cut-Off Time”), you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the government securities markets close early, a Fund may advance the time at which the Adviser or the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932.

Investors who place orders after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

•	Through a Financial Institution. You may purchase shares through an Authorized Institution.
•	By Wire. To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932. If the Adviser or the Transfer Agent receives a completed account application in proper form before the Cut-Off Time, you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, a Fund may advance the time at which the Adviser or the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252- 3626 or (312) 630-6932.

Investors who place orders after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

The Adviser, in its sole discretion, may determine to accept purchase orders submitted to a Fund by methods not set forth in this prospectus. You should contact the Adviser at (866) WCM-FUND to confirm that your method of submitting a purchase order will be accepted by such Fund and the Adviser.

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The following procedure will help assure prompt receipt of your Federal Reserve wire:

A.	Telephone the Adviser toll free at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932, and provide the following information:
•	Your name
•	Address
•	Telephone number
•	Taxpayer ID number
•	Name of Fund
•	Fund account number
•	The amount being wired
•	The identity of the bank wiring funds

You will then be provided with a Fund account number. (Investors must also notify the Adviser or the Transfer Agent before wiring funds.)

B.	Instruct your bank to wire the specified amount to the Fund as follows:

The Northern Trust Company

50 S. LaSalle St.

Chicago, IL 60607

ABA Number: 071 000 152

Account Number: 5201682500

Account Name: NF 3rd Party Williams Capital Wire Tran

Ref: WCM1052350 and Account Number

To protect each Fund’s performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. Each Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund’s management.

The Funds and the Adviser each reserves the right to reject any purchase order for any reason.

Share Certificates

The Transfer Agent maintains a share account for each shareholder. The Funds do not issue share certificates.

Account Statements

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month. When

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share purchases are effected through an Authorized Institution, confirmations of the share purchases and monthly account statements will be sent to the Authorized Institution involved.

Minimum Investment Required

The minimum initial investment in Institutional Shares of each Fund is $5,000,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.

Due to the cost to the Funds of maintaining smaller accounts, the Funds reserve the right to redeem, upon 60 days’ written notice, all shares in an account with an aggregate NAV of less than $1,000,000 unless an investment is made to restore such minimum value.

Selling Shares

You may redeem your shares without charge at the NAV per share next determined after a Fund receives your redemption request in proper form. Each Fund will pay the proceeds of the withdrawal either in Federal funds or in securities (“in-kind”) at the discretion of the Fund (subject to the requirements below), normally on the same Fund Business Day as the withdrawal if the redemption order is received prior to the 5:00 p.m. Eastern time NAV per share calculation and on the next Fund Business Day after the withdrawal if the redemption order is received after the 5:00 p.m. Eastern time NAV per share calculation, but in any event no more than seven days after the withdrawal. A Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

Each Fund reserves the right to make payment in-kind rather than in cash for amounts redeemed by a shareholder in any 90 day period in excess of $250,000 or 1% of the Fund’s NAV, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemptions in-kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

Methods for Selling Shares

You may sell shares of a Fund by the following methods:

•	By Telephone. You may redeem your shares by telephoning the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932. You must provide the Adviser or the Transfer Agent with your account number, the name of the Fund and the exact
18

name in which the shares are registered. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser and the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, none of the Adviser, the Transfer Agent or the Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser or Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Adviser or Transfer Agent.

•	Through a Financial Institution. You may redeem shares through an Authorized Institution.
•	Written Requests Redemption requests may be made by writing to:

Williams Capital Management Trust	or	Williams Capital Management Trust
[Name of Fund]		[Name of Fund]
570 Seventh Avenue, Suite 504		c/o The Northern Trust Company
New York, NY 10018		801 S. Canal Street, CS5
Chicago, IL 60607

Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

Any instruction to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account requires a written request from the shareholder.

The Adviser, in its sole discretion, may determine to accept redemption requests submitted to a Fund by methods not set forth in this prospectus. You should contact the Adviser at (866) WCM-FUND to confirm that your method of submitting a redemption request will be accepted by such Fund and the Adviser.

If a Fund receives your redemption request in proper form before 5:00 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, the Fund may advance the time at which the Adviser or Transfer Agent must receive your redemption request. If your redemption request is received in proper form after 5:00 p.m. Eastern time, payment is normally wired the next Fund Business Day.

The Adviser and the Transfer Agent may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to a Fund.

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Each Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or the SEC orders the Fund to suspend redemptions.

Under certain circumstances, a shareholder’s shares in a Fund may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Dividends, Capital Gains and Taxation

Dividends

Dividends are declared daily and paid monthly by a Fund out of its net investment income, following the close of the last Fund Business Day of each month. Purchase orders received in proper form before the Cut-Off Time begin earning dividends that day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, the Fund may advance the time at which the Adviser or Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Dividends are automatically reinvested on payment dates in additional shares of a Fund unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. The Federal income tax treatment of dividends and other distributions does not change depending on whether they are received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

Capital Gains Distributions

Net realized short-term capital gain, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. Each Fund does not anticipate that it will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

Taxation

Dividends paid by a Fund out of its net investment income and net realized short-term capital gains generally are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Certain dividend income and long-term capital gains are taxable to individuals at reduced rates. However, to the extent a Fund’s distributions are derived from interest on debt securities and short-term capital gains, the Fund’s distributions will not be eligible for this reduced dividend tax rate.

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Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

If you redeem Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

If you are neither a tax resident nor a citizen of the U.S. or if you are a foreign entity, a Fund’s ordinary income dividends (which may include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2014, certain distributions reported by the Fund as either interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder are eligible for an exemption from U.S. withholding tax. Dividends paid in taxable years beginning after December 31, 2013 may be subject to a 30% U.S. withholding tax, unless legislation is enacted to extend the exemption’s application. It cannot be predicted whether Congress will pass legislation to extend the exemption. Additionally, it cannot be predicted whether the Fund will report distributions in this manner.

The Funds are required by Federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security number or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service (“IRS”).

Recent legislation imposes a new 3.8% Medicare tax on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates.

A 30% withholding tax may be imposed on dividends paid (or reinvested) after June 30, 2014 and redemption proceeds paid after December 31, 2016 to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally need to either (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally need to either provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

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Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.

Some states and localities do not tax dividends paid on shares of a Fund that are attributable to interest from U.S. Government obligations (but may not exempt interest earned on repurchase agreements secured by such obligations).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by a Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting a Fund and its shareholders. The SAI contains a more detailed discussion. Because other Federal, state or local considerations may apply, investors are urged to consult their tax advisors.

FUND MANAGEMENT

Board of Trustees

The business of the Trust and the Funds is managed under the direction of the Board. The Board formulates the general policies of the Funds and meets regularly to review each Fund’s performance, monitor its investment activities and practices, and review other matters affecting the Funds and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the SAI under the heading “Management of the Funds.” The Board is comprised of Desmond G. FitzGerald, Brian J. Heidtke, John E. Hull and Christopher J. Williams.

The Adviser

Williams Capital Management, LLC serves as the adviser to the Funds pursuant to an investment advisory agreement with the Trust. The Adviser’s address is 570 Seventh Avenue, Suite 504, New York, New York 10018. Subject to the general control of the Board, the Adviser manages the Funds, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser focuses on short-term fixed income investment strategies and as of December 31, 2013 had approximately $1.62 billion in assets under management. The Adviser is wholly-owned by The Williams Capital Group L.P. (“WCG”), a Delaware limited partnership.

Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser and holds a controlling interest in WCG. He is also a Trustee and the President and

22

Treasurer of the Trust. DiAnne Calabrisotto is the Chief Operating Officer and Chief Compliance Officer of WCG. She is also the Vice President, Secretary and Chief Compliance Officer of the Trust. Jeff Paul is a Senior Portfolio Manager of the Adviser and Lead Portfolio Manager of the Funds.

For its services, the Adviser is entitled to receive a fee at an annual rate equal to 0.12% of each Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee and/or reimburse the Institutional Shares’ expenses to the extent necessary to maintain the Institutional Shares’ Fund level operating expenses for each Fund at 0.20% of the Institutional Shares’ average daily net assets (the “Expense Limitation”). The Expense Limitation will expire on March 1, 2015. For the fiscal year ended October 31, 2013, the Fund level operating expenses did not exceed this limit; however, the Adviser has voluntarily agreed to limit the investment advisory fees of the Government Fund such that the 1-day yield (without gain or loss) does not fall below a specified daily yield.

For the fiscal year ended October 31, 2013, the Adviser received a fee, net of voluntary waivers, at an annual rate equal to 0.02% of the Government Fund’s average daily net assets.

The Adviser may make payments, out of the Adviser’s own assets, for distribution and/or administration services related to the Funds, to broker-dealers, financial intermediaries, record keepers and other service providers. For the year ended October 31, 2013, the Adviser paid $748,834 for such services with respect to the Government Fund.

For a discussion of the basis of the Trustees’ approval of the Government Fund’s investment advisory agreement, please see the Government Fund’s semi-annual shareholder report for the fiscal period ended April 30, 2013. If the Liquid Assets Fund commences operations, a discussion of the basis of the Trustees’ approval of the Liquid Assets Fund’s investment advisory agreement will be included in the Liquid Assets Fund’s next available annual or semi-annual shareholder report.

No person has been authorized to give any information or to make any representations other than those contained in this prospectus, the SAI and each Fund’s official sales literature in connection with the offering of the Funds’ shares, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Funds. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

23

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Government Fund’s financial performance for the past five years. Certain information reflects financial results for a single share of the Institutional Shares. The total return in the table represents the rate that an investor would have earned on an investment in the Government Fund’s Institutional Shares (assuming reinvestment of all dividends and distributions). The information in this table has been audited by Ernst & Young LLP (“E&Y”), the Fund’s independent registered public accounting firm. E&Y’s report and the Fund’s financial statements are included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND

	Institutional Shares
	Year Ended October 31,
	2013		2012		2011		2010		2009
Net asset value, beginning
of year	$1.000		$1.000		$1.000		$1.000		$1.000
INVESTMENT ACTIVITIES:
Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.004
Net realized gain (loss)
on investments	0.000	(a)	0.000	(a)	0.000	(a)	(0.000	)(a)	(0.002)
Total from Investment Activities	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.002
CAPITAL
CONTRIBUTION	—		—		—		—		0.002
DISTRIBUTIONS:
From net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.004)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return	0.02%		0.01%		0.02%		0.04%		0.36	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(in 000’s)	$801,133		$789,250		$780,285		$1,126,908		$1,213,722
Ratio of net expenses to
average net assets	0.10%		0.14%		0.15%		0.17%		0.19%
Ratio of net investment income
to average net assets	0.01%		0.01%		0.02%		0.04%		0.29%
Ratio of total expenses to
average net assets	0.20	%*	0.19	%*	0.18	%*	0.18	%*	0.21%

*	During the year, certain fees were contractually/voluntarily waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.
(b)	Includes the effect of a capital contribution.

WILLIAMS CAPITAL LIQUID ASSETS FUND

The Liquid Assets Fund has not yet commenced operations as of the date of this prospectus and therefore does not have any financial highlights.

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PRIVACY POLICY

Notice of Privacy Policy and Practices

Commitment to Shareholder Privacy

Williams Capital Management Trust (the “Trust”) recognizes and respects the privacy expectations of each of our shareholders. We believe the confidentiality and protection of shareholder information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.

Collection and Disclosure of Shareholder Information

The Trust collects, retains and uses shareholder information only where we reasonably believe it would be useful to the shareholder and allowed by law. We only use such information to enhance, evaluate or modify a shareholder’s relationship with the Trust — to administer shareholder accounts, or to identify specific financial needs and to provide shareholders with information about the Trust and related products and services. We do not sell personal information about shareholders to third parties for their independent use.

Shareholder information collected by, or on behalf of, the Trust generally comes from the following sources:

•	account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or shareholders inquiring about the Trust;
•	transaction history of a shareholder’s account; or
•	third parties.

We may disclose shareholder information to third parties that are not affiliated with the Trust:

•	as permitted by law, for example, to service providers who maintain or service shareholder accounts for the Funds or to a shareholder’s broker or agent; or
•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.
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Security of Shareholder Information

We require service providers to each Fund:

•	to maintain policies and procedures designed to assure only appropriate access to information about shareholders of the Fund;
•	to limit the use of information about shareholders of the Fund to the purposes for which the information was disclosed or as otherwise permitted by law; and
•	to maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of shareholders of the Fund.
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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in each Fund’s annual and semi-annual reports. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance during its last fiscal year.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request by calling (866) WCM-FUND or (212) 461-6500.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Christopher J. Williams, President
Williams Capital Management Trust
     Williams Capital Government Money Market Fund
     Williams Capital Liquid Assets Fund
570 Seventh Avenue, Suite 504 New York, NY 10018

Investment Company Act File Number is 811-21186.

WILLIAMS CAPITAL MANAGEMENT TRUST

PROSPECTUS

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND WILLIAMS CAPITAL LIQUID ASSETS FUND

Service Shares

Investment Adviser: Williams Capital Management, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

February 28, 2014

FUND SUMMARY

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND SUMMARY

Investment Objective

Williams Capital Government Money Market Fund (the “Government Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees *	0.30%
Other Expenses **	0.38%
Shareholder Servicing Fee ***	0.25%
Other	0.13%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement****	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement****	0.45%

*	The Government Fund’s Distribution Plan pursuant to Rule 12b-1 (the “Distribution Plan”) provides for payments at an annual rate of up to 0.30% of the Service Shares’ average daily net assets. Until March 1, 2015, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Distribution Plan.
**	Other Expenses are based on estimated amounts for the current fiscal year.
***	The Government Fund’s Shareholder Servicing Plan (the “Service Plan”) provides for payments at an annual rate of up to 0.25% of the Service Shares’ average daily net assets. Until March 1, 2015, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Service Plan.
****	Williams Capital Management, LLC (the “Adviser”) has contractually agreed to cap the Government Fund level operating expenses (Management Fees, Distribution and/or Service (12b-1) Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares’ average daily net assets. The Adviser’s contractual agreement to cap the Government Fund level operating expenses of the Service Shares will expire on March 1, 2015. Prior to that date, the Adviser’s agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:

This Example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Government Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$220	$410	$957

Principal Investment Strategies of the Fund

The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Principal Risks of Investing in the Fund

The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.

Performance Information

The Service Shares have not yet commenced operations and therefore do not have a performance history. The chart and table reflect the performance of the Government Fund’s Institutional Shares. The Service Shares may have lower annual returns because the Service Shares’ expenses are higher.

The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for the periods prior to June 2008 is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

INSTITUTIONAL SHARES

As of December 31

1.26%	3.09%	4.97%	5.26%	2.35%	0.16%	0.04%	0.01%	0.006%	0.02%
2004	2005	2006	2007	2008	2009	2010	2011	2012	2013

	Institutional Shares
Best Quarter	3Q ‘07	1.33%
Worst Quarter	4Q ‘13	0.00%

Average Annual Total Returns For the Periods Ending 12/31/13	One Year	Five Years	Ten Years
Government Fund — Institutional Shares	0.02%	0.05%	1.70%

As of December 31, 2013, the Institutional Shares’ 7-day yield was 0.01%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.

Investment Adviser

The Fund’s investment adviser is Williams Capital Management, LLC (previously defined as the “Adviser”).

* * *

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For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Important Additional Information” on page 7 of this prospectus.

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WILLIAMS CAPITAL LIQUID ASSETS FUND SUMMARY

Investment Objective

Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Liquid Assets Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed in Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees*	0.30%
Other Expenses**	0.70%
Shareholder Servicing Fee***	0.25%
Other	0.45%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement****	(0.67)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement****	0.45%

*	The Liquid Assets Fund’s Distribution Plan pursuant to Rule 12b-1 (the “Distribution Plan”) provides for payments at an annual rate of up to 0.30% of the Service Shares’ average daily net assets. Until March 1, 2015, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Distribution Plan.
**	Other Expenses are based on estimated amounts for the current fiscal year.
***	The Liquid Assets Fund’s Shareholder Servicing Plan (the “Service Plan”) provides for payments at an annual rate of up to 0.25% of the Service Shares’ average daily net assets. Until March 1, 2015, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Service Plan.
****	Williams Capital Management, LLC (the “Adviser”) has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees, Distribution and/or Service (12b-1) Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares’ average daily net assets. The Adviser’s contractual agreement to cap the Liquid Assets Fund level operating expenses of the Service Shares will expire on March 1, 2015. Prior to that date, the Adviser’s agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:

This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$289	$552	$1,303

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Principal Investment Strategies of the Fund

The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Principal Risks of Investing in the Fund

The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Performance Information

As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.

Investment Adviser

The Fund’s investment adviser is Williams Capital Management, LLC (previously defined as the “Adviser”).

* * *

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Important Additional Information” below.

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

The minimum initial investment in Service Shares of each Fund is $5,000. There is no minimum subsequent investment.

Purchase orders and redemption requests are received on any day on which both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of New York are open (“Fund Business Day”). You may purchase or redeem shares of a Fund by calling the Adviser at (866) WCM-FUND or (212) 461-6500, The Northern Trust Company, the Fund’s transfer agent (the “Transfer Agent), at (866) 252-3626 or (312)  630-6932, or a financial institution that has entered into an agreement with the Fund or ALPS Distributors, Inc. to receive purchase and/or redemption orders on the Fund’s behalf (each, an “Authorized Institution”). You may also redeem shares by submitting a request in proper form in writing to the Adviser at Williams Capital Management Trust, [Name of Fund], 570 Seventh Avenue, Suite 504, New York, New York 10018, the Transfer Agent at [Name of Fund], c/o The Northern Trust Company, 80 S. Canal Street, C5S, Chicago, Illinois 60607 or through an Authorized Institution.

Tax Information

Dividends paid by a Fund out of its net investment income (and net realized short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by a Fund are taxable to the shareholders as long-term capital gains.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW

Williams Capital Management Trust (previously defined as the “Trust”) is a mutual fund family that offers different classes of shares in separate funds. The funds have individual investment goals and strategies. This prospectus gives you important information about the Service Shares of the Williams Capital Government Money Market Fund (previously defined as the “Government Fund”) and the Williams Capital Liquid Assets Fund (previously defined as the “Liquid Assets Fund”, and each a “Fund” and together, the “Funds”) that you should know before investing. Investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. Please read this prospectus and keep it for future reference. The Trust currently offers Institutional Shares of the Government Fund and the Liquid Assets Fund. These other classes of shares are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (866) WCM-FUND or (212) 461-6500.

Money Market Fund Rules

To be called a money market fund, a mutual fund must operate within strict Federal rules. Designed to help maintain a $1.00 share price, these rules limit money market funds to particular types of securities and strategies. Some of these rules generally are:

•             Individual securities must have remaining maturities of no more than 397 days.

•             The fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

•             All securities must be in the top two credit grades for short-term securities.

•             All securities must be denominated in U.S. dollars.

The Government Fund intends to maintain an AAA rating from one or more nationally recognized statistical rating organizations (“NRSROs”). The Government Fund will comply with guidelines as required by the NRSROs.

The Funds:

Williams Capital Government Money Market Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Williams Capital Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

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FUND BASICS

Important Definitions

Asset-Backed and Mortgage-Backed Securities: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.

Commercial Paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

Dollar Weighted Average Life: The dollar weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar Weighted Average Maturity: The average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must redeem the principal amount of the debt. “Dollar weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Master Notes: Master notes are unsecured obligations that are redeemable upon demand.

Repurchase Agreement: A type of short-term investment. A dealer sells securities to the Fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Zero-Coupon Bonds: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.

Investment Details

Government Fund

The Government Fund seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Obligations held by the Government Fund will be “eligible securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

The Government Fund may invest in repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Government Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

The Government Fund may invest in variable and floating rate instruments of the U.S. Government or its agencies that ultimately mature in more than 397 days.

Liquid Assets Fund

The Liquid Assets Fund seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

The Liquid Assets Fund invests in a broad range of money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Liquid Assets Fund will be “eligible securities” as defined in Rule 2a-7 under the 1940 Act, which regulates money market mutual funds.

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The Liquid Assets Fund will invest only in high-quality money market instruments including, but not limited to, commercial paper, master notes, asset-backed and mortgage-backed securities, and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more NRSROs or are of comparable quality to securities having such ratings. Additionally, the Liquid Assets Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.

Although not a principal investment strategy, the Liquid Assets Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Liquid Assets Fund may invest in variable and floating rate instruments of the U.S. Government or its agencies that ultimately mature in more than 397 days.

The Liquid Assets Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Liquid Assets Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

The Liquid Assets Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which the Liquid Assets Fund may invest.

Williams Capital Management, LLC (previously defined as the “Adviser”) measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security’s credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board” or the “Trustees”).

Investment objectives and investment policies or practices of each Fund that are not designated as fundamental may be changed by the Board without shareholder approval. Each Fund’s additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information (“SAI”). Additionally, a description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ combined SAI.

Risks and Other Considerations

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All money market instruments, including U.S. Treasury and U.S. Government agency obligations, may change in value in response to changes in interest rates. The prices of money market securities owned by a Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

In addition to the risk of interest rate change discussed above, other risks could affect performance of the Funds such as:

–	The Adviser could select investments that underperform investments of other comparable funds;

–	An issuer of a security held by either Fund could default on its obligation to repay interest or principal;

–	The counterparty to a repurchase agreement or other transaction could default on its obligations;

–	Investing in floating or variable rate securities instead of fixed rate obligations diminishes the potential for capital appreciation as interest rates decrease;

–	A Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected;

–	A Fund may experience loss or delay in receiving payment and a decrease in the value of the security if required payments of principal and interest are not made with respect to the loans underlying asset-backed and mortgage-backed securities;

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–	Over time, the real value of each Fund’s yield may be eroded by inflation;

–	Large redemptions by one or more major shareholders could make it more difficult for a Fund to meet other redemption requests, maintain the liquidity level of a Fund’s portfolio and maintain a stable $1.00 per share net asset value (“NAV”); and

–	In 2010, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulations, which, if adopted, may affect a Fund’s operations and/or return potential.

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Valuing Shares

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. The NAV per share is the value of everything a Fund owns, minus everything it owes, divided by the number of the Fund’s shares held by shareholders. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the NAV per share is $1.00. When you buy Service Shares, you pay the NAV per share. Although each Fund seeks to maintain a NAV of $1.00 per share by valuing its portfolio of securities using the amortized cost method and complying with Rule 2a-7 under the 1940 Act, there is no guarantee it will be able to do so.

NAV per share is calculated separately for each class of shares of each Fund as of 5:00 p.m. Eastern time on each Fund Business Day. Shares will not be priced on days when either the NYSE or the Federal Reserve Bank of New York is closed.

Currently, each Fund offers only Institutional Shares. Service Shares are described in this prospectus.

Market Timing

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to (i) each Fund’s use of the amortized cost methodology of maintaining each Fund’s NAV at $1.00 each day, (ii) the nature of each Fund’s portfolio holdings, and (iii) the nature of each Fund’s shareholders, it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board has not adopted a market timing policy for the Funds.

The Trust does not have any arrangements with any person or entity to permit frequent purchases and redemptions of Fund shares.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined SAI.

Management Fees: Fees paid to the Adviser for portfolio management services.

Distribution Fees: A method of charging distribution-related expenses against Fund assets.

Other Expenses: Include administration, transfer agency and custody expenses, professional fees and registration fees.

Shareholder Servicing Fees: Fees that are paid to the shareholder servicing agents, which may include the Adviser, for providing shareholder services.

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SHAREHOLDER INFORMATION

This section describes how to do business with the Funds.

How to Reach the Funds

By Telephone:	(866) WCM-FUND
By Mail:	Williams Capital Management Trust [Name of Fund]
570 Seventh Avenue, Suite 504 New York, NY 10018

Proper Form

A purchase order or a redemption request is in “proper form” upon receipt of Federal funds and when all required documents are properly completed, signed and received by the Funds. Additionally, when completing a new account application, you will be required to supply the Funds with information, such as your tax identification number, that will assist the Funds in verifying your identity, as required by Federal law. If you are unable to provide sufficient information to verify your identity, the Funds will not open an account for you. As required by law, the Funds may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct.

Buying Shares

Shares of each Fund are sold at the NAV per share (generally $1.00) next determined after receipt of a purchase order in proper form. Purchase orders are received on any Fund Business Day. Each Fund does not determine its NAV per share, and purchase orders are not received, on the days the NYSE and the Federal Reserve Bank of New York observe the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

Methods for Purchasing Shares

You may purchase shares of the Funds by the following methods:

•             By Telephone: You may call the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or

(312) 630-6932, to request an account application form to open an account. Once the account application form has been signed, completed and has been received by the Adviser or the Transfer Agent, an initial purchase may be made by check or wire. Subsequent purchases may then be requested by telephone. If the Adviser or the Transfer Agent receives a completed purchase order, in proper form before 5:00 p.m. Eastern time (the “Cut-Off Time”), you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the government securities markets close early, a Fund may advance the time at which the Adviser or the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932.

Investors who place orders after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

•             Through a Financial Institution: You may purchase shares through an Authorized Institution.

•             By Wire: To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932. If the Adviser or the Transfer Agent receives a completed account application in proper form before the Cut-Off Time, you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, a Fund may advance the time at which the Adviser or the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252- 3626 or (312) 630-6932.

Investors who place orders after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

The Adviser, in its sole discretion, may determine to accept purchase orders submitted to a Fund by methods not set forth in this prospectus. You should contact the Adviser at (866) WCM-FUND to confirm that your method of submitting a purchase order will be accepted by such Fund and the Adviser.

The following procedure will help assure prompt receipt of your Federal Reserve wire:

A. Telephone the Adviser toll free at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630- 6932 and provide the following information:

•             Your name

•             Address

•             Telephone number

•             Taxpayer ID number

•             Name of Fund

•             The amount being wired

•             The identity of the bank wiring funds

You will then be provided with a Fund account number. (Investors must also notify the Adviser or Transfer Agent before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Fund as follows:

The Northern Trust Company
50 S. LaSalle St.

Chicago, IL 60607

ABA Number: 071 000 152

Account Number: 5201682500

Account Name: NF 3rd Party Williams Capital Wire Tran
Ref: WCM1052350 and Account Number

To protect each Fund’s performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. Each Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund’s management.

The Funds and the Adviser each reserves the right to reject any purchase order for any reason.

Share Certificates

The Transfer Agent maintains a share account for each shareholder. The Funds do not issue share certificates.

Account Statements

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month. When share purchases are effected through an Authorized Institution, confirmations of the share purchases and monthly account statements will be sent to the Authorized Institution involved.

Minimum Investment Required

The minimum initial investment in Service Shares of each Fund is $5,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.

Due to the cost to the Funds of maintaining smaller accounts, the Funds reserve the right to redeem, upon 60 days’ written notice, all shares in an account with an aggregate NAV of less than $5,000 unless an investment is made to restore such minimum value.

Shares Held Through Authorized Institutions

If shares are purchased through an Authorized Institution, the Authorized Institution (or its nominees) will normally be the holder of record of Fund shares acting on behalf of its customers and will reflect its customer’s beneficial ownership of shares in the account statements provided by it to its customers.

Selling Shares

You may redeem your shares without charge at the NAV per share next determined after a Fund receives your redemption request in proper form. Each Fund will pay the proceeds of the withdrawal either in Federal funds or in securities (“in-kind”) at the discretion of the Fund (subject to the requirements below), normally on the same Fund Business Day as the withdrawal if the redemption order is received prior to the 5:00 p.m. Eastern time NAV per share calculation and on the next Fund Business Day after the withdrawal if the redemption order is received after the 5:00 p.m. Eastern time NAV per share calculation, but in any event no more than seven days after the withdrawal. A Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

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Each Fund reserves the right to make payment in-kind rather than in cash for amounts redeemed by a shareholder in any 90-day period in excess of $250,000 or 1% of the Fund’s NAV, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemptions in-kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

Methods for Selling Shares

You may sell shares of a Fund by the following methods:

•	By Telephone: You may redeem your shares by telephoning the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932. You must provide the Adviser or the Transfer Agent with your account number, the name of the Fund and the exact name in which the shares are registered. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser and the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, none of the Adviser, the Transfer Agent or the Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser or the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Adviser or the Transfer Agent.

•	Through a Financial Institution. You may redeem shares through an Authorized Institution.

•	Written Requests: Redemption requests may be made by writing to:

Williams Capital Management Trust
[Name of Fund]

570 Seventh Avenue, Suite 504
New York, NY 10018

or

Williams Capital Management Trust
[Name of Fund]

c/o The Northern Trust Company
801 S. Canal Street, CS5

Chicago, IL 60607

Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

Any instruction to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account requires a written request from the shareholder.

The Adviser, in its sole discretion, may determine to accept redemption requests submitted to a Fund by methods not set forth in this prospectus. You should contact the Adviser at (866) WCM-FUND to confirm that your method of submitting a redemption request will be accepted by such Fund and the Adviser.

If a Fund receives your redemption request in proper form before 5:00 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, the Fund may advance the time at which the Adviser or Transfer Agent must receive your redemption request. If your redemption request is received in proper form after 5:00 p.m. Eastern time, payment is normally wired the next Fund Business Day.

The Adviser and the Transfer Agent may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to a Fund.

Each Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or the SEC orders the Fund to suspend redemptions.

Under certain circumstances, a shareholder’s shares in a Fund may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Distribution Arrangements

Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (previously defined as the “Distribution Plan”) under which a Fund may compensate the Distributor for services in connection with the distribution of Service Shares of a Fund. The Distribution Plan calls for payments at an annual rate of up to 0.30% of the Service Shares’ average daily net assets. Until March 1, 2015, the Funds will not make any payments under the Distribution Plan. Each Fund has also adopted a Shareholder Servicing Plan (previously defined as the “Service Plan”) under which a Fund may compensate its shareholder servicing agents, which may include the Adviser, for services provided to shareholders of Service Shares. The Shareholder Servicing Plan calls for payments at an annual rate of up to 0.25% of the Service Shares’ average daily net assets. These fees are paid out of each Fund’s assets on an ongoing basis. Over time, these fees will increase the cost of your investment. Until March 1, 2015, the Funds will not make any payments under the Service Plan.

Dividends, Capital Gains and Taxation

Dividends

Dividends are declared daily and paid monthly by a Fund out of its net investment income, following the close of the last Fund Business Day of each month. Purchase orders received in proper form before the Cut-Off Time begin earning dividends that day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, the Fund may advance the time at which the Adviser or Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Dividends are automatically reinvested on payment dates in additional shares of a Fund unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. The Federal income tax treatment of dividends and other distributions does not change depending on whether they are received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

Capital Gains Distributions

Net realized short-term capital gain, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. Each Fund does not anticipate that it will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

Taxation

Dividends paid by a Fund out of its net investment income and net realized short-term capital gains generally are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to the shareholders as long- term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Certain dividend income and long-term capital gains are taxable to individuals at reduced rates. However, to the extent a Fund’s distributions are derived from interest on debt securities and short-term capital gains, the Fund’s distributions will not be eligible for this reduced dividend tax rate.

Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

If you redeem Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

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If you are neither a tax resident nor a citizen of the U.S. or if you are a foreign entity, a Fund’s ordinary income dividends (which may include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2014, certain distributions reported by the Fund as either interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder are eligible for an exemption from U.S. withholding tax. Dividends paid in taxable years beginning after December 31, 2013 may be subject to a 30% U.S. withholding tax, unless legislation is enacted to extend the exemption’s application. It cannot be predicted whether Congress will pass legislation to extend the exemption. Additionally, it cannot be predicted whether the Fund will report distributions in this manner.

The Funds are required by Federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security number or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service (“IRS”).

Recent legislation imposes a new 3.8% Medicare tax on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates.

A 30% withholding tax may be imposed on dividends paid (or reinvested) after June 30, 2014 and redemption proceeds paid after December 31, 2016 to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally need to either (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally need to either provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.

Some states and localities do not tax dividends paid on shares of a Fund that are attributable to interest from U.S. Government obligations (but may not exempt interest earned on repurchase agreements secured by such obligations).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by a Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting a Fund and its shareholders. The SAI contains a more detailed discussion. Because other Federal, state or local considerations may apply, investors are urged to consult their tax advisors.

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FUND MANAGEMENT

Board of Trustees

The business of the Trust and the Funds is managed under the direction of the Board. The Board formulates the general policies of the Funds and meets regularly to review each Fund’s performance, monitor its investment activities and practices, and review other matters affecting the Funds and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the SAI under the heading “Management of the Funds.” The Board is comprised of Desmond G. FitzGerald, Brian J. Heidtke, John E. Hull and Christopher J. Williams.

The Adviser

Williams Capital Management, LLC serves as the adviser to the Funds pursuant to an investment advisory agreement with the Trust. The Adviser’s address is 570 Seventh Avenue, Suite 504, New York, New York 10018. Subject to the general control of the Trust’s Board, the Adviser manages the Funds, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser focuses on short-term fixed income investment strategies and as of December 31, 2013 had approximately $1.62 billion in assets under management. The Adviser is wholly-owned by The Williams Capital Group L.P. (“WCG”), a Delaware limited partnership.

Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser and holds a controlling interest in WCG. He is also a Trustee and the President and Treasurer of the Trust. DiAnne Calabrisotto is the Chief Operating Officer and Chief Compliance Officer of WCG. She is also the Vice President, Secretary and Chief Compliance Officer of the Trust. Jeff Paul is a Portfolio Manager of the Adviser and Lead Portfolio Manager of the Funds.

For its services, the Adviser is entitled to receive a fee at an annual rate equal to 0.12% of each Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee and/or reimburse the Service Shares’ expenses to the extent necessary to maintain the Service Shares’ Fund level operating expenses for each Fund at 0.45% of the Service Shares’ average daily net assets (the “Expense Limitation”). The Expense Limitation will expire on March 1, 2015.

For the fiscal year ended October 31, 2013, the Adviser received a fee, net of voluntary waivers, at an annual rate equal to 0.02% of the Government Fund's average daily net assets.

The Adviser may make payments, out of the Adviser’s own assets, for distribution and/or administration services related to the Funds, to broker-dealers, financial intermediaries, record keepers and other service providers. For the year ended October 31, 2013, the Adviser paid $748,834 for such services with respect to the Government Fund.

For a discussion of the basis of the Trustees’ approval of the Government Fund’s investment advisory agreement, please see the Government Fund’s semi-annual shareholder report for the fiscal period ended April 30, 2013. If the Liquid Assets Fund commences operations, a discussion of the basis of the Trustees’ approval of the Liquid Assets Fund’s investment advisory agreement will be included in the Liquid Assets Fund’s next available annual or semi-annual shareholder report.

No person has been authorized to give any information or to make any representations other than those contained in this prospectus, the SAI and each Fund’s official sales literature in connection with the offering of the Fund’s shares, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Funds. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

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FINANCIAL HIGHLIGHTS

Financial Highlights for the Service Shares has been omitted because the Service Shares of the Funds have not commenced investment operations as of the date of this prospectus.

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PRIVACY POLICY

Notice of Privacy Policy and Practices

Commitment to Shareholder Privacy

Williams Capital Management Trust (the “Trust”) recognizes and respects the privacy expectations of each of our shareholders. We believe the confidentiality and protection of shareholder information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.

Collection and Disclosure of Shareholder Information

The Trust collects, retains and uses shareholder information only where we reasonably believe it would be useful to the shareholder and allowed by law. We only use such information to enhance, evaluate or modify a shareholder’s relationship with the Trust — to administer shareholder accounts, or to identify specific financial needs and to provide shareholders with information about the Trust and related products and services. We do not sell personal information about shareholders to third parties for their independent use.

Shareholder information collected by, or on behalf of, the Trust generally comes from the following sources:

•	account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or shareholders inquiring about the Trust;

•	transaction history of a shareholder’s account; or

•	third parties.

We may disclose shareholder information to third parties that are not affiliated with the Trust:

•	as permitted by law, for example, to service providers who maintain or service shareholder accounts for the Funds or to a shareholder’s broker or agent; or

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Shareholder Information

We require service providers to each Fund:

•	to maintain policies and procedures designed to assure only appropriate access to information about shareholders of the Fund;

•	to limit the use of information about shareholders of the Fund to the purposes for which the information was disclosed or as otherwise permitted by law; and

•	to maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of shareholders of the Fund.

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in each Fund’s annual and semi-annual reports. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance during its last fiscal year.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request by calling (866) WCM-FUND or (212) 461-6500.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Christopher J. Williams, President

Williams Capital Management Trust

Williams Capital Government Money Market Fund
Williams Capital Liquid Assets Fund

570 Seventh Avenue, Suite 504

New York, NY 10018

Investment Company Act File Number is 811-21186.

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WILLIAMS CAPITAL MANAGEMENT TRUST

PROSPECTUS

WILLIAMS CAPITAL U.S. TREASURY FUND

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

February 28, 2014

WILLIAMS CAPITAL U.S. TREASURY FUND SUMMARY

Investment Objective

Williams Capital U.S. Treasury Fund (the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.13%
Total Annual Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement**	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.20%

*	Other Expenses are based on estimated amounts for the current fiscal year.
**	Williams Capital Management, LLC (the “Adviser”) has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares’ average daily net assets. The Adviser’s contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2015. Prior to that date, the Adviser’s agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$71	$126	$290

Principal Investment Strategies of the Fund

The Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the U.S. Government.

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Principal Risks of Investing in the Fund

The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

As of the date of this prospectus, the Fund has not yet commenced operations, therefore no performance information is available.

Investment Adviser

The Fund’s investment adviser is Williams Capital Management, LLC (previously defined as the “Adviser”).

Purchase and Sale of Fund Shares

The minimum initial investment in Institutional Shares of the Fund is $1,000,000. There is no minimum subsequent investment.

Purchase orders and redemption requests are received on any day on which both the New York Stock Exchange (the “NYSE”) and the

Federal Reserve Bank of New York are open (“Fund Business Day”). You may purchase or redeem shares by calling the Adviser at

(866) WCM-FUND or (212) 461-6500, or The Northern Trust Company, the Fund’s transfer agent, (the “Transfer Agent”) at (866) 252-3626 or (312) 630-6932, or a financial institution that has entered into an agreement with the Fund or ALPS Distributors, Inc. to receive purchase and/or redemption orders on the Fund’s behalf (each, an “Authorized Institution”). You may also redeem shares by submitting a request in proper form in writing to the Adviser at Williams Capital Management Trust, Williams Capital U.S. Treasury Fund, 570 Seventh Avenue,

Suite 504, New York, New York 10018, the Transfer Agent at Williams Capital U.S. Treasury Fund, c/o The Northern Trust Company, 80 S. Canal Street, C5S, Chicago, Illinois 60607 or through an Authorized Institution.

Tax Information

Dividends paid by the Fund out of its net investment income (and net realized short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW

Williams Capital Management Trust (previously defined as the “Trust”) is a mutual fund family that offers different classes of shares in separate funds. The funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Williams Capital U.S. Treasury Fund (previously defined as the “Fund”) that you should know before investing. Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. Please read this prospectus and keep it for future reference.

Money Market Fund Rules

To be called a money market fund, a mutual fund must operate within strict Federal rules. Designed to help maintain a $1.00 share price, these rules limit money market funds to particular types of securities and strategies. Some of these rules generally are:

•             Individual securities must have remaining maturities of no more than 397 days.

•             The fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

•             All securities must be in the top two credit grades for short-term securities.

•             All securities must be denominated in U.S. dollars.

The Fund:

Williams Capital U.S. Treasury Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the U.S. Government.

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FUND BASICS

Important Definitions

Dollar Weighted Average Life: The dollar weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar Weighted Average Maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must redeem the principal amount of the debt. “Dollar weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

Investment Details

The Fund seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

The Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the U.S. Government. Under normal circumstances, the Fund invests at least 80% of its assets in direct obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ notice to shareholders.

Obligations held by the Fund will be “eligible securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

The Fund may invest in variable and floating rate securities that ultimately mature in more than 397 days.

The Fund will not invest in other investment companies.

Williams Capital Management, LLC (previously defined as the “Adviser”) measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security’s credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board” or the “Trustees”).

Investment objectives and investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval. The Fund’s additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information (“SAI”). Additionally, a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Risks and Other Considerations

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All money market instruments, including U.S. Treasury obligations, may change in value in response to changes in interest rates. The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.

In addition to the risk of interest rate change discussed above, other risks could affect performance of the Fund such as:

•	The Adviser could select investments that underperform investments of other comparable funds;

•	Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund;

•	Investing in floating or variable rate securities instead of fixed rate obligations diminishes the potential for capital appreciation as interest rates decrease;

•	Over time, the real value of the Fund’s yield may be eroded by inflation;

•	Large redemptions by one or more major shareholders could make it more difficult for the Fund to meet other redemption requests, maintain the liquidity level of the Fund’s portfolio and maintain a stable $1.00 per share net asset value (“NAV”); and

•	In 2010, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulations, which, if adopted, may affect a Fund’s operations and/or return potential.

Valuing Shares

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. The NAV per share is the value of everything the Fund owns, minus everything it owes, divided by the number of the Fund’s shares held by shareholders. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the NAV per share is $1.00. When you buy Institutional Shares, you pay the NAV per share. Although the Fund seeks to maintain a NAV of $1.00 per share by valuing its portfolio of securities using the amortized cost method and complying with Rule 2a-7 under the 1940 Act, there is no guarantee it will be able to do so.

NAV per share is calculated as of 5:00 p.m. Eastern time on each Fund Business Day. Shares will not be priced on days when either the NYSE or the Federal Reserve Bank of New York is closed.

Currently, the Fund offers only Institutional Shares, as described in this prospectus.

Market Timing

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the Fund’s use of the amortized cost methodology of maintaining the Fund’s NAV at $1.00 each day, (ii) the nature of the Fund’s portfolio holdings, and (iii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board has not adopted a market timing policy for the Fund.

The Trust does not have any arrangement with any person or entity to permit frequent purchases and redemptions of Fund shares.

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Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s combined SAI.

Management Fees: Fees paid to the Adviser for portfolio management services.

Other Expenses: Include (but are not limited to) administration, transfer agency and custody expenses, professional fees and registration fees.

8

SHAREHOLDER INFORMATION

This section describes how to do business with the Fund.

How to Reach the Fund

By Telephone:	(866) WCM-FUND or (212) 461-6500
By Mail:	Williams Capital Management Trust Williams Capital U.S. Treasury Fund
570 Seventh Avenue, Suite 504 New York, NY 10018

Proper Form

A purchase order or a redemption request is in “proper form” upon receipt of Federal funds and when all required documents are properly completed, signed and received by the Fund. Additionally, when completing a new account application, you will be required to supply the Fund with information, such as your tax identification number, that will assist the Fund in verifying your identity, as required by Federal law. If you are unable to provide sufficient information to verify your identity, the Fund will not open an account for you. As required by law, the Fund may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct.

Buying Shares

Shares of the Fund are sold at the NAV per share (generally $1.00) next determined after receipt of a purchase order in proper form. Purchase orders are received on any Fund Business Day. The Fund does not determine its NAV per share, and purchase orders are not received, on the days the NYSE and the Federal Reserve Bank of New York observe the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

9

Methods for Purchasing Shares

You may purchase shares of the Fund by the following methods:

•             By Telephone. You may call the Adviser at (866) WCM-FUND or (212) 461-6500, or the Transfer Agent at (866) 252-3626 or

(312) 630-6932 to request an account application form to open an account. Once the account application form has been signed, completed and has been received by the Adviser or the Transfer Agent, an initial purchase may be made by wire. Subsequent purchases may then be requested by telephone. If the Adviser or the Transfer Agent receives a completed purchase order, in proper form before 5:00 p.m. Eastern time (the “Cut-Off Time”), you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the government securities markets close early, the Fund may advance the time at which the Adviser or the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932.

Investors who place orders after the Time become entitled to dividends on the following Fund Business Day.

•             Through a Financial Institution. You may purchase shares through an Authorized Institution.

•             By Wire. To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932. If the Adviser or the Transfer Agent receives a completed account application in proper form before the Time, you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, the Fund may advance the time at which the Adviser or the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252- 3626 or (312) 630-6932.

The Adviser, in its sole discretion, may determine to accept purchase orders submitted to the Fund by methods not set forth in this prospectus. You should contact the Adviser at (866) WCM-FUND to confirm that your method of submitting a purchase order will be accepted by the Fund and the Adviser.

Investors who place orders after the Time become entitled to dividends on the following Fund Business Day.

The following procedure will help assure prompt receipt of your Federal Reserve wire:

A.   Telephone the Adviser toll free at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932 and provide the following information:

•             Your name

•             Address

•             Telephone number

•             Taxpayer ID number

•             Name of Fund

•             Fund account number

•             The amount being wired

•             The identity of the bank wiring funds

You will then be provided with a Fund account number. (Investors must also notify the Adviser and the Transfer Agent before wiring funds.)

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B.  Instruct your bank to wire the specified amount to the Fund as follows:

The Northern Trust Company 50 S. LaSalle St.

Chicago, IL 60607

ABA Number: 071 000 152

Account Number: 5201682500

Account Name: NF 3rd Party Williams Capital Wire Tran
Ref: WCM1052350 And Account Number

To protect the Fund’s performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. The Fund reserves the right to refuse any investment that, as determined in the Fund’s sole discretion, would disrupt the Fund’s management.

The Fund and the Adviser each reserves the right to reject any purchase order for any reason.

Share Certificates

The Transfer Agent maintains a share account for each shareholder. The Fund does not issue share certificates.

Account Statements

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month. When share purchases are effected through an Authorized Institution, confirmations of the share purchases and monthly account statements will be sent to the Authorized Institution involved.

Minimum Investment Required

The minimum initial investment in Institutional Shares of the Fund is $1,000,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.

Due to the cost to the Fund of maintaining smaller accounts, the Fund reserves the right to redeem, upon 60 days’ written notice, all shares in an account with an aggregate NAV of less than $500,000 unless an investment is made to restore such minimum value.

Selling Shares

You may redeem your shares without charge at the NAV per share next determined after the Fund receives your redemption request in proper form. The Fund will pay the proceeds of the withdrawal either in Federal funds or in securities (“in-kind”) at the discretion of the Fund (subject to the requirements below), normally on the same Fund Business Day as the withdrawal if the redemption order is received prior to the 5:00 p.m. Eastern time NAV per share calculation and on the next Fund Business Day after the withdrawal if the redemption order is received after the 5:00 p.m. Eastern time NAV per share calculation, but in any event no more than seven days after the withdrawal. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

The Fund reserves the right to make payment in-kind rather than in cash for amounts redeemed by a shareholder in any 90 day period in excess of $250,000 or 1% of the Fund’s NAV, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemptions in-kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

11

Methods for Selling Shares

You may sell shares of the Fund by the following methods:

•             By Telephone. You may redeem your shares by telephoning the Adviser at (866) WCM-FUND or (212) 461-6500 or the Transfer Agent at (866) 252-3626 or (312) 630-6932. You must provide the Adviser or the Transfer Agent with your account number, the name of the Fund and the exact name in which the shares are registered. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser or the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, none of the Adviser, the Transfer Agent or the Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser or Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

•             Through a Financial Institution. You may redeem shares through an Authorized Institution.

•             Written Requests. Redemption requests may be made by writing to:

Williams Capital Management Trust

Williams Capital U.S. Treasury Fund

570 Seventh Avenue, Suite 504

New York, NY 10018

or

Williams Capital Management Trust

Williams Capital U.S. Treasury Fund

c/o The Northern Trust Company

801 S. Canal St., C5S

Chicago, IL 60607

Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

Any instruction to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account requires a written request from the shareholder.

The Adviser, in its sole discretion, may determine to accept redemption requests submitted to the Fund by methods not set forth in this prospectus. You should contact the Adviser at (866) WCM-FUND to confirm that your method of submitting a redemption request will be accepted by the Fund and the Adviser.

If the Fund receives your redemption request in proper form before 5:00 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, the Fund may advance the time at which the Adviser or Transfer Agent must receive your redemption request. If your redemption request is received in proper form after 5:00 p.m. Eastern time, payment is normally wired the next Fund Business Day.

The Adviser and the Transfer Agent may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to the Fund.

The Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or the SEC orders the Fund to suspend redemptions.

Under certain circumstances, a shareholder’s shares in the Fund may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

12

Dividends, Capital Gains and Taxation

Dividends

Dividends are declared daily and paid monthly by the Fund out of its net investment income, following the close of the last Fund Business Day of each month. Purchase orders received in proper form before the Cut-Off Time begin earning dividends that day. If the NYSE closes early or SIFMA recommends that the government securities markets close early, the Fund may advance the time at which the Adviser or Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. The Federal income tax treatment of dividends and other distributions does not change depending on whether they are received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

Capital Gains Distributions

Net realized short-term capital gain, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Fund does not anticipate that it will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

Taxation

Dividends paid by the Fund out of its net investment income and net realized short-term capital gain generally are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Certain dividend income and long term capital gains are taxable to individuals at reduced rates. However, to the extent the Fund’s distributions are derived from interest on debt securities and short-term capital gains, the Fund’s distributions will not be eligible for this reduced tax rate.

Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

If you redeem Fund shares you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

If you are neither a tax resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which may include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2014, certain distributions reported by the Fund as either interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder are eligible for an exemption from U.S. withholding tax. Dividends paid in taxable years beginning after December 31, 2013 may be subject to a 30% U.S. withholding tax, unless legislation is enacted to extend the exemption’s application. It cannot be predicted whether Congress will pass legislation to extend the exemption. Additionally, it cannot be predicted whether the Fund will report distributions in this manner.

The Fund is required by Federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security number or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service (“IRS”).

Recent legislation imposes a new 3.8% Medicare tax on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates.

A 30% withholding tax may be imposed on dividends paid (or reinvested) after June 30, 2014 and redemption proceeds paid after December 31, 2016 to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally need to either (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally need to either provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Government obligations (but may not exempt interest earned on repurchase agreements secured by such obligations).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

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The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The SAI contains a more detailed discussion. Because other Federal, state or local considerations may apply, investors are urged to consult their tax advisors.

14

FUND MANAGEMENT

Board of Trustees

The business of the Trust and the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets regularly to review the Fund’s performance, monitor its investment activities and practices, and review other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the SAI under the heading “Management of the Funds.” The Board is comprised of Desmond G. FitzGerald, Brian J. Heidtke, John E. Hull and Christopher J. Williams.

The Adviser

Williams Capital Management, LLC serves as the adviser to the Fund pursuant to an investment advisory agreement with the Trust. The Adviser’s address is 570 Seventh Avenue, Suite 504, New York, New York 10018. Subject to the general control of the Board, the Adviser manages the Fund, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser focuses on short-term fixed income investment strategies and as of December 31, 2013 had approximately $1.62 billion in assets under management. The Adviser is wholly-owned by The Williams Capital Group L.P. (“WCG”), a Delaware limited partnership.

Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser and holds a controlling interest in The Williams Capital Group, L.P. (“WCG”). He is also a Trustee and the President and Treasurer of the Trust. DiAnne Calabrisotto is the Chief Operating Officer and Chief Compliance Officer of WCG. She is also the Vice President, Secretary and Chief Compliance Officer of the Trust. Jeff Paul is a Portfolio Manager of the Adviser and Lead Portfolio Manager of the Funds.

For its services, the Adviser is entitled to receive a fee at an annual rate equal to 0.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee and/or reimburse the Institutional Shares’ expenses to the extent necessary to maintain the Institutional Shares’ Fund level operating expenses for the Fund at 0.20% of the Institutional Shares’ average daily net assets (the “Expense Limitation”). The Expense Limitation will expire on March 1, 2015.

The Adviser may make payments, out of the Adviser’s own assets, for distribution and/or administration services related to the Fund, to broker-dealers, financial intermediaries, record keepers and other service providers.

If the Fund commences operations, a discussion of the basis of the Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s next available annual or semi-annual shareholder report.

No person has been authorized to give any information or to make any representations other than those contained in this prospectus, the SAI and the Fund’s official sales literature in connection with the offering of the Fund’s shares, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Fund. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

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FINANCIAL HIGHLIGHTS

WILLIAMS CAPITAL U.S. TREASURY FUND

The Fund has not yet commenced operations as of the date of this prospectus and therefore does not have any financial highlights.

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PRIVACY POLICY

Notice of Privacy Policy and Practices

Commitment to Shareholder Privacy

Williams Capital Management Trust (the “Trust”) recognizes and respects the privacy expectations of each of our shareholders. We believe the confidentiality and protection of shareholder information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.

Collection and Disclosure of Shareholder Information

The Trust collects, retains and uses shareholder information only where we reasonably believe it would be useful to the shareholder and allowed by law. We only use such information to enhance, evaluate or modify a shareholder’s relationship with the Trust — to administer shareholder accounts, or to identify specific financial needs and to provide shareholders with information about the Trust and related products and services. We do not sell personal information about shareholders to third parties for their independent use.

Shareholder information collected by, or on behalf of, the Trust generally comes from the following sources:

•	account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or shareholders inquiring about the Trust;

•	transaction history of a shareholder’s account; or

•	third parties.

We may disclose shareholder information to third parties that are not affiliated with the Trust:

•	as permitted by law, for example, to service providers who maintain or service shareholder accounts for the Fund or to a shareholder’s broker or agent; or

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Shareholder Information

We require service providers to the Fund:

•	to maintain policies and procedures designed to assure only appropriate access to information about shareholders of the Fund;

•	to limit the use of information about shareholders of the Fund to the purposes for which the information was disclosed or as otherwise permitted by law; and

•	to maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of shareholders of the Fund.

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For more information about the Fund:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request by calling (866) WCM-FUND or (212) 461-6500.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund is available free of charge on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Christopher J. Williams, President

Williams Capital Management Trust

     Williams Capital U.S. Treasury Fund

570 Seventh Avenue, Suite 504

New York, NY 10018

Investment Company Act File Number is 811-21186.

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WILLIAMS CAPITAL MANAGEMENT TRUST

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
WILLIAMS CAPITAL LIQUID ASSETS FUND
WILLIAMS CAPITAL U.S. TREASURY FUND

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2014

INVESTMENT ADVISER:

WILLIAMS CAPITAL MANAGEMENT, LLC

Williams Capital Government Money Market Fund
Class	Ticker Symbol
Institutional Shares	WLAXX

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENTS THE COMBINED PROSPECTUSES DATED FEBRUARY 28, 2014, OF THE WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND (THE “GOVERNMENT FUND”) AND THE WILLIAMS CAPITAL LIQUID ASSETS FUND (THE “LIQUID ASSETS FUND”), AND THE PROSPECTUS DATED FEBRUARY 28, 2014 OF THE WILLIAMS CAPITAL U.S. TREASURY FUND (THE “TREASURY FUND”), EACH A MONEY MARKET FUND, AND SHOULD BE READ ONLY IN CONJUNCTION WITH THOSE PROSPECTUSES, COPIES OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CALLING (866) WCM-FUND OR (212) 461-6500.

THE GOVERNMENT FUND’S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR THE FISCAL YEAR ENDED OCTOBER 31, 2013, INCLUDING THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM’S REPORT THEREON, ARE INCLUDED IN THE GOVERNMENT FUND’S ANNUAL REPORT AND ARE INCORPORATED HEREIN BY REFERENCE. A COPY OF THE GOVERNMENT FUND’S ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 2013 MAY BE OBTAINED WITHOUT CHARGE BY CALLING (866) WCM-FUND OR (212) 461-6500.

AS OF THE DATE OF THIS SAI, THE LIQUID ASSETS FUND AND THE TREASURY FUND HAD NOT COMMENCED OPERATIONS.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

WILLIAMS CAPITAL MANAGEMENT TRUST

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
WILLIAMS CAPITAL LIQUID ASSETS FUND
WILLIAMS CAPITAL U.S. TREASURY FUND

STATEMENT OF ADDITIONAL INFORMATION

WILLIAMS CAPITAL MANAGEMENT TRUST

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND

WILLIAMS CAPITAL LIQUID ASSETS FUND
WILLIAMS CAPITAL U.S. TREASURY FUND

HISTORY OF THE TRUST

The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is an open-end management investment company. The Williams Capital Government Money Market Fund (the “Government Fund”), the Williams Capital Liquid Assets Fund (the “Liquid Assets Fund”), the Williams Capital U.S. Treasury Fund (the “Treasury Fund” and each a “Fund”, and together, the “Funds”) are the only series of the Trust. Each of the Funds is classified as diversified. This Statement of Additional Information (“SAI”) contains information about the Institutional Shares of all Funds and the Service Shares of the Government Fund and the Liquid Assets Fund.

INVESTMENT OBJECTIVE

The Funds’ prospectuses contain information about the investment objective and policies of the Funds. This SAI should only be read in conjunction with the Funds’ prospectuses. In addition to the principal investment strategies and the principal risks of the Funds described in the Funds’ prospectuses, the Funds may also employ the investment practices described below.

ADDITIONAL INVESTMENT POLICIES, PRACTICES AND LIMITATIONS

The Funds may not change any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Funds that are not designated as fundamental may be changed by the Trust’s Board of Trustees (the “Board” or the “Trustees”) without shareholder approval. The Funds’ additional fundamental and non-fundamental investment policies are described further below as a supplement to the disclosure in the prospectus.

BORROWING

As a fundamental investment policy, each Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of that Fund’s total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, each Fund might have to sell its holdings to meet interest or principal payments at a time when investment considerations would not favor such sales. As a non- fundamental investment policy, no Fund may purchase securities for investment while any borrowing (including reverse repurchase agreements) equaling 5% or more of that Fund’s total assets is outstanding.

REPURCHASE AGREEMENTS

Each Fund (except the Treasury Fund) may enter into repurchase agreements fully collateralized (the value of the underlying securities used to collateralize the repurchase agreement is at least 102% of the maturity value) by U.S. Government obligations or cash. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed- upon future date, normally one to seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security, which is determined daily by Williams Capital Management, LLC (the “Adviser”). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that a Fund could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty’s bankruptcy, a Fund might be delayed in, or prevented from, selling the collateral for the Fund’s benefit. As a non-fundamental investment policy, the Treasury Fund may not enter into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

Each Fund (except the Treasury Fund) may enter into reverse repurchase agreements under the circumstances described in “Investment Restrictions.” In substance, a reverse repurchase agreement is a borrowing for which a Fund provides securities as collateral. Under a reverse repurchase agreement, a Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. Each Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institution. While a Fund is party to a reverse repurchase agreement, the Fund’s custodian will segregate cash or liquid high-quality debt obligations from the Fund’s portfolio equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Fund’s ability to reacquire the underlying securities. As a non- fundamental investment policy, the Treasury Fund may not enter into reverse repurchase agreements.

PURCHASE OF OTHER INVESTMENT COMPANY SHARES

Each Fund (except the Treasury Fund) may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses. As a non-fundamental investment policy, the Treasury Fund may not invest in other investment companies.

ILLIQUID SECURITIES

Each Fund may invest up to 5% of its total assets in illiquid securities. The term “illiquid securities” for this purpose includes repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, no Fund will invest in repurchase agreements having maturities in excess of one year. Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by each Fund pursuant to guidelines adopted by the Board, and reports periodically to the Board.

SECTION 4(a)(2) COMMERCIAL PAPER

The Liquid Assets Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not for distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(a)(2) paper normally is resold to other institutional investors like the Liquid Assets Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper. Section 4(a)(2) paper will not be subject to the Liquid Assets Fund’s percentage limitations on illiquid securities when the Adviser, pursuant to guidelines adopted by the Board, determines that a liquid trading market exists.

U.S. GOVERNMENT SECURITIES

Each Fund may purchase U.S. Government securities, except that the Treasury Fund may only invest in certain U.S. Government securities described below. U.S. Government obligations include: (1) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Banks, Farmers Home Administration, Export-Import Bank of the United States, Co-operative Central Bank, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, International Bank for Reconstruction and Development and Federal National Mortgage Association (“Fannie Mae”). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Treasury Fund may only invest in direct obligations of the U.S. Treasury or obligations on which the prompt payment of principal and interest is unconditionally guaranteed by the United States of America.

Each Fund may purchase U.S. Government obligations on a forward commitment basis. Each Fund may also purchase Treasury Inflation Protected Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers.

WHEN-ISSUED SECURITIES

Each Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the purchasing Fund until settlement takes place. The purchasing Fund segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on a Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by a Fund. When entering into a when-issued transaction, each Fund will rely on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. No Fund will invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by a Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund’s net asset value (“NAV”).

When payment for when-issued securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to Federal income taxes.

FORWARD COMMITMENTS

Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by a Fund of a dollar amount sufficient to make payment for the Fund’s securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause a Fund to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

ASSET-BACKED SECURITIES

The Liquid Assets Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the issuer’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES

The Liquid Assets Fund may invest in mortgage pass-through certificates to the extent consistent with its investment policies. Mortgage pass- through certificates are issued or guaranteed by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the U.S. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer, servicer or guarantor of the pass-through certificates. The principal governmental guarantor of such securities is the Government National Mortgage Association (“Ginnie Mae”), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.

Government-related issuers include the Federal Home Loan Mortgage Corporation (“Freddie Mac”), which is a shareholder-owned government-sponsored enterprise established by Congress, and Fannie Mae, a government- sponsored corporation owned entirely by private stockholders. In September 2008, the U.S. Department of the Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass- through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the issuers or guarantors of the mortgage-related securities.

1.	Ginnie Mae Mortgage Pass-Through Certificates (“Ginnie Mae Certificates”). Ginnie Mae Certificates represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Mae Certificates are guaranteed by Ginnie Mae and entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors on a timely basis, net of fees paid to Ginnie Mae and to the issuer/servicer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders on a timely basis regardless of whether payments are actually received on the underlying loans, Ginnie Mae Certificates are of the “fully modified pass-through” mortgage certificate type. The Ginnie Mae guaranty is backed by the full faith and credit of the United States, and Ginnie Mae has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Mae Certificates is highly liquid because of the size of the market and the active participation in the secondary market by Ginnie Mae, securities dealers and a variety of investors.

2.	Freddie Mac Mortgage Participation Certificates (“Freddie Mac PCs”). Freddie Mac PCs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by Freddie Mac. Freddie Mac PCs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. In addition, Freddie Mac guarantees either ultimate collection or timely payment of all scheduled principal payments on the underlying mortgage loans, depending on the program under which the Freddie Mac PC is issued. In cases where Freddie Mac has not guaranteed timely payment of scheduled principal, Freddie Mac may remit the amount due on account of its guaranty of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Mac PCs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Mac PCs is highly liquid because of the size of the market and the active participation in the secondary market by Freddie Mac, securities dealers and a variety of investors.

3.	Fannie Mae Guaranteed Mortgage Pass-Through Certificates (“Fannie Mae MBS”). Fannie Mae MBS represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one- to four-family residential properties. Fannie Mae guaranties the full and timely payment of principal and interest on the underlying loans in the pool. The obligation of Fannie Mae under its guaranty is solely the obligation of Fannie Mae and is not backed by, nor entitled to, the full faith and credit of the United States. The secondary market for Fannie Mae MBS is highly liquid because of the size of the market and the active participation in the secondary market by Fannie Mae, securities dealers and a variety of investors.

The market value of mortgage-backed and mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical non-callable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

If the credit enhancement of a mortgage-backed security held by a Fund has been exhausted and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

VARIABLE AND FLOATING RATE SECURITIES

Each Fund may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

STRIPPED SECURITIES

Each Fund may invest in stripped securities, which are U.S. Treasury bonds and notes, the unmatured interest coupons of which have been separated from the underlying obligation. Stripped securities are zero coupon obligations that are normally issued at a discount from their face value. Each Fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, which is typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Each Fund intends to rely on the opinions of counsel to the sellers of these certificates or other evidences of ownership of U.S.   Treasury obligations that, for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities. Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on the U.S. Treasury obligations that they represent is so guaranteed.

ZERO COUPON SECURITIES

Each Fund may invest in zero coupon securities, which are notes, bonds and debentures that (i) do not pay current interest and are issued at a substantial discount from par value, (ii) have been stripped of their unmatured interest coupons and receipts, or (iii) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Because a Fund accrues taxable income from zero coupon securities without receiving regular interest payments in cash, the Fund may be required to sell portfolio securities in order to pay a dividend. Investing in these securities might also force a Fund to sell portfolio securities to maintain portfolio liquidity. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted Policies on Disclosure of Portfolio Holdings (the “Disclosure Policies”) designed to prevent the selective disclosure of non-public information concerning the Trust and Funds. The Disclosure Policies state that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except as provided below (the “Prohibition”). Please note that the Disclosure Policies are not intended to prevent the disclosure of any and all portfolio information to the Trust’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, the Board, the Trust’s custodian, fund accountant, administrator, independent public accountants, attorneys, and each of their respective affiliates and advisers, as each of these entities is subject to duties of confidentiality imposed by law and/or contract.

The Disclosure Policies provide for the following exceptions to the Prohibition:

1.    Publicly Available Information. The Trust may distribute (or authorize the Trust’s service providers and the Trust’s custodian or fund accountant to distribute) month-end portfolio holdings to certain mutual fund evaluation services (e.g., Morningstar, Inc. and Lipper, Inc.), nationally recognized statistical rating organizations, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.

2.    Press Interviews, Broker and Other Discussions. Portfolio managers and other senior officers or spokespersons of the Trust’s service providers or the Trust may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies.

3.    Trading Desk Reports. The Adviser’s trading desk may periodically distribute lists of applicable investments held by the Fund for the purpose of facilitating efficient trading of such securities and receipt of relevant research pursuant to certain restrictions in the Disclosure Policies related to the disclosure of the identity of Fund shareholders.

The Disclosure Policies also require that any non-public disclosure of the Funds’ portfolio holdings to third parties is only permissible so long as the third party has signed a written confidentiality agreement and/or has received a transmittal letter approved by an officer of the Trust. Notwithstanding anything herein to the contrary, the Board and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these Disclosure Policies. The Disclosure Policies may not be waived, or exceptions made, without the consent of an officer of the Trust. All waivers and exceptions involving the Trust will be disclosed to the Board no later than its next regularly scheduled meeting. The Disclosure Policies are not intended to prevent any disclosure of portfolio holdings information required by applicable law, including monthly portfolio holdings reports on Form N-MFP.

The Government Fund currently discloses portfolio holdings to shareholders on a daily basis and the other Funds may follow a similar strategy. Any portfolio holdings or portfolio-related information that have been disclosed to all shareholders may, in the discretion of an officer of the Trust, be disclosed to any prospective investor.

The Trust does not have any other arrangements to make available information about the Funds’ portfolio holdings to any person.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions for each Fund, which may be changed for a Fund only with the affirmative vote of a “majority of the outstanding voting securities” of that Fund, which is defined in the Investment Company Act of 1940 (the “1940 Act”) to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy. Each Fund may not:

1.   Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of a Fund’s assets taken at market value, less liabilities, other than borrowings. If at any time a Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will, within three days, be reduced to the extent necessary to comply with this limitation. (As a non-fundamental investment policy, each Fund will not purchase investments once it has borrowed funds (including reverse repurchase agreements) that exceed 5% of its total assets.)

2.   Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidence of indebtedness that is publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entering into repurchase agreements, and provided further that a Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of that Fund’s total assets.

3.   Engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase or sale of securities subject to legal or contractual restrictions on disposition.

4.   Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

5.   Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities); provided, however, that concentration may occur as a result of changes in the market value of portfolio securities and from investments in bankers’ acceptances, certificates of deposit, time deposits and other similar instruments issued by foreign and domestic branches of U.S. and foreign banks.

6.   Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately thereafter and as a result of such investment (i) the current market value of a Fund’s holdings in the securities of such issuer exceeds 5% of the value of a Fund’s assets, or (ii) a Fund owns more than 10% of the outstanding voting securities of the issuer, provided that such limitation does not apply to securities issued by other investment companies.

7.   Purchase or sell real estate; provided, however, the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, are not considered to be the purchase of real estate for the purposes of this restriction.

8.   Purchase or sell commodities or commodities contracts.

The concentration policy of each Fund (as set forth in Investment Restriction No. 5 above) permits the Fund to invest, without limit, in bankers’ acceptances, certificates of deposit and similar instruments issued by (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (iii) foreign branches of U.S. banks (in circumstances in which the Fund will have recourse to the U.S. bank for the obligations of the foreign branch). A Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting a Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of a Fund’s assets in such industry. As a non-fundamental policy, however, the Government Fund and the Treasury Fund do not invest in bankers’ acceptances, certificates of deposit and similar instruments issued by banks.

Even though the above restrictions would permit investment in securities issued or guaranteed by U.S. Government agencies, the Treasury Fund will not purchase any securities other than direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the United States of America. These policies may be changed by the Board without shareholder approval.

As of the date of this SAI, the 1940 Act prohibits the issuance of senior securities by mutual funds other than bank borrowings.

DIVIDENDS AND CAPITAL GAINS

DIVIDENDS

Dividends are declared daily and paid monthly, following the close of the last Fund business day of the month. A business day is any day on which the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. A purchase order or redemption request is in “proper form” upon receipt of Federal funds and when all required documents are properly completed, signed and received. Each Fund’s dividends are automatically reinvested on payment dates in additional shares of that Fund unless cash payments are requested by contacting the Fund or an appointed service provider. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to a Fund or an appointed service provider. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gain, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that a Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trustees are responsible for generally overseeing the Trust’s business. The following table provides biographical information with respect to each Trustee, including those Trustees who are not considered “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and each officer of the Trust.

NAME, ADDRESS, AND DATE OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES: Desmond G. FitzGerald	Trustee and	Term: Indefinite	Chairman, North American	3	Chairman, U.S.
25 Carrington Drive Greenwich, CT 06831 DOB: 1/30/44	Chairman of the Board	Elected: December 2002	Properties Group (real estate), (1987 to present).		Guaranteed Finance Corp.; Director, REA Technologies, Inc.; Principal, Holyoke Partners, LLC; Director, Holland Series Fund, Inc.

Brian J. Heidtke 585 Sparrowbush Road Wyckoff, New Jersey 07481 DOB: 8/27/40	Trustee	Term: Indefinite Elected: December 2002	President, The Heidtke Foundation (philanthropy) (1998 to present).	3	None

NAME, ADDRESS, AND DATE OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
John E. Hull Andrew W. Mellon Foundation 140 East 62nd Street New York, NY 10021 DOB: 9/16/47	Trustee	Indefinite Elected: December 2002	Chief Financial Officer, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present).	3	None

INTERESTED TRUSTEE:
Christopher J. Williams Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 12/24/57	Trustee, President and Treasurer of the Trust	Indefinite Elected: Trustee and Treasurer, December 2002; President, October 2013	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present).	3	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

OFFICERS:
DiAnne Calabrisotto Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 1/20/66	Vice President, Secretary and Chief Compliance Officer of the Trust	Indefinite Elected: Secretary and Chief Compliance Officer, October 2013; Vice President, December 2013	Chief Compliance Officer of Williams Capital Management, LLC (2013 to present); Chief Operating Officer and Chief Compliance Officer of The Williams Capital Group, L.P. (2004 to present).	3	None

The Declaration of Trust provides that the Trust will indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

CODE OF ETHICS

The Trust, the Adviser and ALPS Distributors, Inc. (“ALPS” or the “Distributor”) each have adopted a code of ethics (collectively, the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, the Adviser and ALPS.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF THE TRUSTEES

Additional information about the specific experiences, qualifications, attributes or skills of each Trustee that supports the conclusion that each Trustee is qualified to serve on the Board is set forth below.

Desmond G. FitzGerald – In addition to his tenure as a Trustee and Chairman of the Board, Mr. FitzGerald has over 40 years of experience in the real estate and financial services industries. He has served for many years as chairman of the board of North American Properties Group and U.S. Guaranteed Finance Corporation. He is also a founder of Holyoke Partners, which manages hedge funds, and is on the board of directors of Holland Series Fund, Inc. Mr. FitzGerald has also served for many years as advisory director of the Bank of New York. In addition to his experiences in the financial sector, Mr. Fitzgerald also serves on the boards of various non-profit organizations.

Brian J. Heidtke – In addition to his tenure as a Trustee of the Board, Mr. Heidtke has over 30 years of experience in the financial services industry. He is currently the President of The Heidtke Foundation. He served as Vice President and Finance and Corporate Treasurer of Colgate-Palmolive Company, where he was responsible for financing policy and all domestic and international treasury matters. In addition, he was formerly a director and chairman of the National Association of Corporate Treasurers.

John E. Hull – In addition to his tenure as a Trustee of the Board, Mr. Hull has over 30 years of experience in finance and economics. He served as the Deputy Comptroller for Investments and Cash Management in the Office of the State Comptroller for the State of New York and, in such capacity, he acted as the Chief Investment Officer for the New York State Common Retirement Fund and as director for the general Cash and Debt Management activities for the State of New York. Mr. Hull currently serves as the Chief Investment Officer and Chief Financial Officer of the Andrew W. Mellon Foundation, with oversight of all financial matters for the Andrew W. Mellon Foundation, including investments, financial controls and accounting, and payroll and purchasing functions.

Christopher J. Williams – In addition to his tenure as a Trustee of the Board and President and Treasurer of the Trust, Mr. Williams is Chairman and Chief Executive Officer of both The Williams Capital Group, L.P. (“WCG”) and Williams Capital Management, LLC. He has served as a director of Harrah’s Entertainment, Inc. Mr. Williams is also a board member of several educational institutions and non-profit organizations, including the Lincoln Center for Performing Arts and the Tuck School of Business at Dartmouth College. Mr. Williams’ qualifications to serve on the Board include his experience and expertise in investment banking and corporate finance gained through his years in the investment banking industry.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

BOARD COMPOSITION, LEADERSHIP STRUCTURE AND RISK OVERSIGHT

Currently, 75% of the Trust’s Trustees are Independent Trustees. The chairman of the Board is Mr. FitzGerald, an Independent Trustee. Mr. FitzGerald’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. FitzGerald will consult with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time. The Board has determined that its leadership structure is appropriate in light of the services that the Adviser and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships and allows the Board to effectively perform its oversight responsibilities.

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), the Board has delegated management of the Funds to service providers to the Funds, primarily the Adviser, who have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). The Board oversees risk management for the Funds in several ways. The Board receives regular reports from the chief compliance officer, Adviser and administrator for the Trust, detailing the results of the Trust's compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Funds, and applicable provisions of the federal securities laws and Internal Revenue Code of 1986, as amended. The Board also receives periodic presentations from senior personnel of the Adviser regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas. As needed, the Adviser discusses management issues respecting the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Funds. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Fund, including investment risk and audit risk, and offer advice to management, as appropriate. The Trustees also meet in executive sessions with the Trust’s independent registered public accounting firm, counsel to the Trust, the chief compliance officer and representatives of management, as needed. The Board’s oversight role does not make the Board a guarantor of the Funds' investments or activities.

STANDING COMMITTEES

The Board has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and each Fund’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating Committee and Pricing Committee.

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent registered public accounting firm for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services performed. The chairman of the Audit Committee is responsible for pre-approving all non-audit related services subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the independent registered public accounting firm’s key personnel involved in the foregoing activities and monitors the independent registered public accounting firm’s independence. During the fiscal year ended October 31, 2013, the Audit Committee held two meetings.

The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Trust does not have a formal policy for considering nominees to the Board recommended by shareholders. The Nominating Committee meets as is required. During the fiscal year ended October 31, 2013, the Nominating Committee did not meet.

The Pricing Committee is composed of any one Independent Trustee and a representative from the Adviser. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended October 31, 2013, the Pricing Committee did not meet.

TRUSTEE OWNERSHIP OF SECURITIES OF THE TRUST, ADVISER AND DISTRIBUTOR

As of December 31, 2013, none of the Independent Trustees had any ownership of securities of the Adviser or ALPS or any person directly or indirectly controlling, controlled by or under common control with the Adviser or ALPS. The following table sets forth information describing the dollar range of equity securities in the Trust beneficially owned by each Trustee as of December 31, 2013.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES
Desmond G. FitzGerald	None	None
Brian J. Heidtke	None	None
John E. Hull	None	None

INTERESTED TRUSTEES

Christopher J. Williams None None

TRUSTEE COMPENSATION

Each Independent Trustee receives annual compensation from the Trust for his services in the amount of $12,000. For the fiscal year ending October 31, 2014, the Trust expects to pay each Independent Trustee an annual retainer of $6,000 and per-meeting attendance fees of $1,500. Each Trustee is reimbursed for reasonable travel expenses to attend Board meetings. The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended October 31, 2013.

		Pension or
		Retirement		Total
		Benefits	Estimated	Compensation from
	Aggregate	Accrued as Part	Annual	Trust & Funds*
	Compensation	of Trust	Benefits Upon	Complex Paid to
Name and Position	from Trust	Expenses	Retirement	Trustees
INDEPENDENT TRUSTEE
Desmond G. FitzGerald	$12,000	N/A	N/A	$12,000
Brian J. Heidtke	$12,000	N/A	N/A	$12,000
John E. Hull	$12,000	N/A	N/A	$12,000

INTERESTED TRUSTEE
Christopher J. Williams	$ 0	N/A	N/A	$ 0

*	The Liquid Assets Fund and the Treasury Fund had not commenced operations as of the date of this SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2014, the Trustees and officers of the Trust owned in the aggregate less than 1% of each class of each Fund’s outstanding shares.

Persons or organizations owning 25% or more of the outstanding shares of a fund may be presumed to “control” (as that term is defined in the 1940 Act) a fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such fund for their approval. As of January 31, 2014, no person held 25% or more of the outstanding shares of any Fund.

As of January 31, 2014, the following persons held 5% or more of the outstanding shares of the Institutional Shares of the Government Fund.

Name and Address	Ownership	Number of Shares	Percentage
Goldman Sachs Group, Inc.
200 West Street
19th floor
New York, NY 10282	Record Owner	150,000,000	21.82%
Alameda County Treasurer
1221 Oak Street
Oakland, CA 94612	Record Owner	75,000,000	10.91%
Toyota Motor Sales, U.S.A., Inc.
19001 South Western Avenue
Torrance, CA 90501	Record Owner	60,000,000	8.73%
Pfizer Inc.
235 E 42nd Street
New York, NY 10017	Record Owner	60,000,000	8.73%

American Express Company
200 Vesey Street
New York, NY 10285	Record Owner	50,000,000	7.27%
American Honda Motor Co. Inc.
1919 Torrance Blvd.
Torrance, CA 90501	Record Owner	35,000,000	5.09%
Abbott Laboratories
100 Abbott Park Rd.
Abbott Park, IL 60064	Record Owner	38,960,667	5.67%

THE INVESTMENT ADVISER

Williams Capital Management, LLC (previously defined as the “Adviser”) is a SEC-registered investment adviser and a wholly-owned subsidiary of The Williams Capital Group, L.P., a minority-owned investment bank. The Adviser offers cash management and short-term fixed income investment strategies in customized separate accounts and through the Trust.

The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Funds’ investments and effecting portfolio transactions for the Funds. The Investment Advisory Agreement between the Trust and the Adviser dated January 15, 2003 (the “Advisory Agreement”) will remain in effect with respect to each Fund from year to year if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Advisory Agreement.

The Advisory Agreement is terminable without penalty by the Trust with respect to each Fund on 60 days’ written notice when authorized either by a vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to each Fund, the Adviser will not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of reckless disregard of the Adviser’s obligations and duties under the Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to each of the Government Fund and the Liquid Assets Fund, an annual fee of 0.12% of the total average daily net assets of each respective Fund. For the services provided by the Adviser, the Trust, with respect to the Treasury Fund, pays the Adviser 0.10% of the average daily net assets of the Fund. These fees are accrued by the Trust daily. The Adviser has contractually agreed to waive up to 100% of its advisory fee and/or to reimburse the Funds’ expenses to the extent necessary to ensure that total operating expenses do not exceed 0.20% of the average daily net assets of the Institutional Shares and 0.45% of the average daily net assets of the Service Shares of each of the Government Fund and the Liquid Assets Fund and 0.20% of the average daily net assets of the Institutional Shares of the Treasury Fund. The contractual waiver expires on March 1, 2015. Although it has no obligation to do so, the Adviser also may voluntarily agree to limit investment advisory fees and/or waive expenses. For the fiscal years ended October 31, 2013, 2012 and 2011, the Adviser received fees of $946,469, $1,071,394 and $1,182,511, respectively, from the Trust, with respect to the Government Fund. For the fiscal years ended October 31, 2013, 2012 and 2011, the Adviser waived fees and/or reimbursed expenses in the amounts of $748,834, $446,185 and $265,052, respectively, with respect to the Institutional Shares of the Government Fund. As of the date of this SAI, no Service Shares of the Government Fund were outstanding and neither the Liquid Assets Fund nor the Treasury Fund had commenced operations.

Subject to the waivers discussed above, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the fees paid to the Adviser, administrator, custodian, accounting agent and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of memberships in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing each Fund’s prospectus, SAI and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations thereof; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Independent Trustees; compensation of the Trust’s officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee board meetings; Securities and Exchange Commission (“SEC”) registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Advisory Agreement by employing, subject to the Board’s supervision, one or more persons who are registered as investment advisers. The Advisory Agreement provides that the Adviser will not be liable for any act or omission of any sub-adviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

INVESTMENT MANAGEMENT TEAM

The Adviser utilizes a committee structure to manage fixed-income assets and research fixed-income securities. The Investment Policy Committee and Credit Committee include the persons listed below:

—	Christopher J. Williams is the Chairman and Chief Executive Officer of the Adviser and a Trustee and President and Treasurer of the Trust. In addition, Mr. Williams is also the Chairman and Chief Executive Officer of WCG, which is one of the largest minority-owned investment banks in the U.S. Prior to forming WCG in 1994, Mr. Williams spent eight years in the investment banking and capital markets divisions of Lehman Brothers as Senior Vice President and approximately two years as the Managing Principal of the Williams Financial Markets, a division of Jefferies & Company.

—	Thomas Ollquist is the Senior Marketing Manager for WCM. He is also a member of WCM’s Investment Policy and Credit Committees. Prior to joining WCM, he was a Principal (fixed income sales) with WCG. He began his career in 1982 as a salesperson at Lehman Brothers and served as a Senior Vice President - Fixed Income - Sales and Trading at Lehman Brothers from 1985 through 2008. Mr. Ollquist also worked at Tradition Securities and Futures, North America, in 2008 and BGC Partners in fixed income sales in 2011.

—	Jeffery R. Paul is a Senior Portfolio Manager for WCM and the Lead Portfolio Manager of the Funds. He is also a member of WCM’s Investment Policy and Credit Committees. Mr. Paul has over 32 years of investment experience with more than 22 years’ experience managing cash and short-term fixed-income assets. Prior to his current responsibilities, Mr. Paul was a salesperson at Bear Stearns from 2002 through 2003, and at Prebon Yamane from 2001 through 2002. Prior to that, Mr. Paul was Vice President and Senior Portfolio Manager at Chase & MD SASS Partners from 1995 through 2001.

—	Ramadan Farrag is a Portfolio Manager for WCM and co-manages the Government Fund and the enhanced cash and short-term fixed income portfolios. He is also a member of WCM’s Investment Policy and Credit Committees. Mr. Farrag began his career in the New York office of Deutsche Bank where, after completing their Global Analyst Training Program, he joined Deutsche Bank’s Asset Management money market portfolio management team and was responsible for trading across money market mutual funds and separately managed accounts for institutional investors.

—	Ms. Calabrisotto is Chief Compliance Officer for WCM and Vice President and Chief Compliance Officer of the Trust. Ms. Calabrisotto is also a member of WCM’s Investment Policy Committee. Simultaneously, she serves as Chief Operating Officer and Chief Compliance Officer and is a founding member of WCG. Ms. Calabrisotto holds many industry-related licenses and her tenure in the financial services industry spans more than 29 years.

ADMINISTRATOR

Effective April 1, 2013, under the Fund Administration and Accounting Services Agreement (the “Administration Agreement”) dated April 1, 2013, between the Trust, on behalf of each Fund, and The Northern Trust Company (“Northern Trust”), Northern Trust provides to the Funds certain accounting, clerical and book keeping services, “blue sky” compliance coordination, corporate secretarial services and assistance in the preparation and filing of documents required for compliance by each Fund with applicable laws and regulations, and the preparation and filing of tax returns. The Administration Agreement will remain in effect for successive annual periods and will automatically continue unless terminated in accordance with its terms. Beginning April 1, 2013, the Trust pays Northern Trust a monthly fee for administrative services determined at an annual rate of 0.015% on each Fund’s average net assets; provided that, if the average net assets of the Government Fund are greater than $699 million and less than $999 million, Northern Trust will waive 5% of such fees payable by the Government Fund. During the most recent fiscal year, Northern Trust received from the Trust, with respect to the Government Fund, fees in the amount of $81,289.

Northern Trust is located at 801 S. Canal Street, Chicago, Illinois 60607.

Prior to April 1, 2013, The Bank of New York Mellon (“BNYM”) served as the administrator pursuant to a Fund Administration and Accounting Agreement dated January 29, 2007. The Trust paid BNYM a monthly fee for administrative services determined at an annual rate of 0.015% of the Fund’s average net assets. During the past three fiscal years, BNYM received from the Trust, with respect to the Government Fund, fees in the amount of $51,263, $133,909 and $147,278 for the fiscal years ended October 31, 2013, 2012 and 2011, respectively.

BNYM is located at One Wall Street, New York, New York 10286.

The Liquid Assets Fund and the Treasury Fund had not commenced operations as of the date of this SAI.

DISTRIBUTOR

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as distributor (previously defined as “ALPS” or the “Distributor”) pursuant to the Distribution Agreement dated November 1, 2011. Pursuant to the Distribution Agreement, the Funds do not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Funds on a continuous basis only against orders to purchase shares. The Adviser pays a fee to the Distributor for its services to the Funds.

TRANSFER AGENT

Northern Trust, 801 S. Canal Street, Chicago, Illinois 60607, serves as the Funds’ transfer agent. Northern Trust, as the transfer agent, is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

CUSTODIAN AND ACCOUNTING AGENT

Northern Trust acts as custodian of the Funds’ assets. Northern Trust as custodian is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments.

Northern Trust also serves as the Funds’ accounting agent. Northern Trust as accounting agent is responsible for maintaining the books and records and calculating the daily NAV of each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 5 Times Square, New York, New York 10036, served as the independent registered public accounting firm of the Trust for the fiscal year ended October 31, 2013. The independent registered public accounting firm is responsible for auditing the financial statements of the Funds.

LEGAL COUNSEL

Sidley Austin LLP, 787 Seventh Ave, New York, New York 10019, is counsel for the Trust.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Service Shares (the “Plan”). The Plan provides that the Government Fund and the Liquid Assets Fund may incur distribution expenses related to the sale of Service Shares of up to 0.30% per annum of each Fund’s average daily net assets attributable to such shares. The Plan provides that each Fund may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, preparation of and maintenance of a website, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Distributor. Until March 1, 2015, the Funds do not intend to make any payments under the Distribution Plan.

SHAREHOLDER SERVICES

The Trust has adopted a Shareholder Servicing Plan under which it may pay shareholder servicing agents up to 0.25% of the average daily net assets of the Service Shares of the Government Fund and the Liquid Assets Fund, so that the Funds may obtain the services of shareholder servicing agents and other qualified financial institutions to act as shareholder servicing agents for its customers. Under this Plan, the Trust has authorized the Distributor to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. Until March 1, 2015, the Funds do not intend to make any payments under the Shareholder Servicing Plan.

Among the services that may be provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Funds, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing sub-accounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

PROXY VOTING PROCEDURES

The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by each series of the Trust to the Adviser as a part of the Adviser’s general management of the series of the Trust, subject to the Board’s continuing oversight. A copy of the Trust’s proxy voting procedures is located in Appendix B and a copy of the Adviser’s proxy voting procedures is located in Appendix C. Shareholders may receive information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 (i) by calling (866) WCM-FUND or (212) 461-6500 or (ii) on the SEC’s website at www.sec.gov.

DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Funds’ NAV at $1.00 per share. These procedures include a review of the extent of any deviation of NAV per share as a result of fluctuating interest rates, based on available market rates, from the Funds’ $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling the Funds’ securities prior to maturity, reducing or withholding dividends and utilizing a NAV per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Funds’ quality criteria.

In determining the approximate market value of Fund investments, each Fund may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

FUND TRANSACTIONS

Purchases and sales of portfolio securities for the Funds usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that a Fund will pay any amounts of commission, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of that Fund that it would otherwise be obligated to pay itself. Any transaction for which a Fund pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of a Fund, by the broker- dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Funds rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Funds.

Investment decisions for each Fund will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Fund and other portfolios, accounts or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund. In addition, when purchases or sales of the same security for the Funds and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denominated purchases or sales.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund are sold on a continuous basis by the Distributor without any sales charge. It is each Fund’s policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 NAV per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, each Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on the Funds’ shares computed by dividing the annualized daily income on the Funds’ portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on the Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

ADDITIONAL REDEMPTION MATTERS

Each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Funds’ shares as provided in the prospectuses from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Funds.

ADVERTISING PERFORMANCE DATA

Each Fund may provide current yield and effective yield quotations for the Service Shares and Institutional Shares. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds is historical and is not intended to indicate future returns.

In performance advertising each Fund may compare any of its performance information with data published by independent evaluators including Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc., Thompson Financial and other companies that track the investment performance of investment companies (“Fund Tracking Companies”). Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices. Each Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Although published yield information is useful to investors in reviewing a class’ performance, investors should be aware that the Funds’ yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Funds of future yield or rates or return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Funds is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Funds with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Funds’ yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Funds’ financial statements.

Each Fund may advertise other forms of performance. For example, a Fund may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

CALCULATION OF PERFORMANCE

The yield for each Fund is calculated daily based upon the seven days ending on the date of calculation (“base period”). The yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre- existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

The 7-day yield as of December 31, 2013 of Institutional Shares of the Government Fund was 0.01%.

An effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] -1

The 7-day effective yield as of December 31, 2013 of Institutional Shares of the Government Fund was 0.01%.

No Service Shares of the Government Fund were outstanding on December 31, 2013. The Liquid Assets Fund and the Treasury Fund had not commenced operations as of the date of this SAI.

THE YIELDS QUOTED ARE NOT INDICATIVE OF FUTURE RESULTS. YIELDS WILL DEPEND ON THE TYPE, QUALITY, MATURITY, AND INTEREST RATE OF MONEY MARKET INSTRUMENTS HELD BY THE FUND.

TAXATION

The following is only a summary of additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code” for purposes of this section), Treasury Regulations, administrative rulings and judicial decisions as of the date hereof, all of which may change either retroactively or prospectively. This discussion applies to shareholders who hold shares as capital assets within the meaning of Section 1221 of the Code. This discussion does not address all aspects of U.S. Federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. Federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to shares of the Funds, persons who borrow in order to acquire shares, and certain foreign taxpayers). No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the prospectuses are not intended as substitutes for careful tax planning. Prospective shareholders should consult their tax advisors with respect to the particular tax consequences to them of investments in the Funds.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund has elected or will elect to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to Federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below. Distributions by the Funds made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the “Income Requirement”). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, as defined in the Code.

A regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, may elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31st as incurred in the succeeding year.

In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which, the Fund has not invested more than 5% of the value of the Funds’ total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), the securities (other than securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or the securities of one or more qualified publicly traded partnerships, as defined in the Code.

If for any taxable year a Fund did not qualify as a regulated investment company, notwithstanding the availability of certain relief provisions, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to the shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends-received deduction in the case of corporate shareholders and the reduced tax rate applicable to qualified dividend income paid to individuals.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income for the one-year period ended on

October 31st of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30th or December 31st, for its taxable year (a “taxable year election”)). The balance of such income must be distributed during the next calendar year.

For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31st of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Each Fund may make investments that produce taxable income that is not matched by a corresponding receipt of cash or an offsetting loss deduction. Such investments would include obligations that have original issue discount or that accrue discount, obligations that accrue negative amortization and obligations that are subordinated in a mortgage-backed or asset-backed securities structure. Such taxable income would be treated as income earned by that Fund and would be subject to the qualification and excise tax distribution requirements of the Code. Because such income may not be matched by a corresponding receipt of cash by that Fund or an offsetting deduction, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to shareholders. Each Fund intends to make sufficient and timely distributions to shareholders to qualify for treatment as a regulated investment company at all times.

FUND DISTRIBUTIONS

Each Fund anticipates distributions of substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for Federal income tax purposes, but they will not qualify for the dividends-received deduction for corporate shareholders.

Certain dividend income and long-term capital gains are taxable to individuals at reduced rates. However, to the extent the Funds’ distributions are derived from interest on debt securities and short-term capital gains, the Funds’ distributions will not be eligible for this reduced dividend tax rate.

Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Funds prior to the date on which the shareholder acquired his shares.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below. A Fund’s earnings and profits are allocated first to distributions made on or before December 31 of the taxable year, and then to distributions made after December 31 of the taxable year.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the cash they would have received had they elected to receive distributions in cash, equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

If the value of assets held by a Fund declines, the Trustees may authorize a reduction in the number of outstanding shares of that Fund in shareholders’ accounts in order to preserve a NAV of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders’ remaining shares of that Fund, and any shareholders disposing of such shares at that time may recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Fund, would nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31st of such calendar year if such dividends are actually paid in January of the following year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury up to 28% of ordinary income dividends and capital gain dividends paid to any shareholder that (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.” When establishing an account, a shareholder must certify under penalty of perjury that the taxpayer identification number provided is correct and that such shareholder is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a credit against a shareholder’s Federal income tax liability if the required information is timely provided to the Internal Revenue Service (“IRS”).

A 3.8% Medicare tax is imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

SALE OR REDEMPTION OF SHARES

Each Fund seeks to maintain a stable NAV of $1.00 per share; however, there can be no assurance that a Fund will do this. If the NAV varies from $1.00 per share on the date of sale or redemption, a shareholder will recognize gain or loss equal to the difference between the NAV of the shares and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss recognized on the sale or redemption of shares of a Fund may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (including through the Fund’s dividend reinvestment plan). In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors about the applicability of this requirement in their particular circumstances.

FOREIGN SHAREHOLDERS

Non-U.S. investors in a Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). A Fund may report certain net interest income and short-term capital gain distributed with respect to taxable years of the Fund beginning before 2014, as free from 30% withholding when paid to non-U.S. investors if applicable requirements are met. Dividends paid in taxable years beginning after 2013 may be subject to a 30% U.S. withholding tax, unless legislation is enacted to extend this exemption. It cannot be predicted whether Congress will pass legislation to extend the exemption. Additionally, it cannot be predicted whether a Fund will report distributions in this manner. Even in the absence of such reporting, non-U.S. investors would generally be exempt from U.S. Federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends (but not short-term capital gains), and amounts retained by a Fund that are reported as undistributed capital gains (but not short-term capital gains).

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or domestic corporations.

A 30% withholding tax may be imposed on dividends paid (or reinvested) after June 30, 2014 and redemption proceeds paid after December 31, 2016 to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally need to either (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally need to either provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussions of U.S. Federal income tax consequences are based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect. Potential investors should consult their tax advisors about the treatment of an investment in a Fund under applicable state and local tax laws.

OTHER INFORMATION

THE TRUST AND ITS SHAREHOLDERS

Currently, each Fund offers Institutional Shares. Additionally, the Trustees have established a Service Shares class for the Government Fund and the Liquid Assets Fund. The Treasury Fund does not have a Service Shares class. Each class of Institutional Shares and Service Shares has a different distribution arrangement. Also, to the extent one class bears expenses different from those borne by the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of a Fund if the interests of one class differ from the interests of the other.

Delaware laws provide that shareholders will be entitled to the same limitations on personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series. The Declaration of Trust also provides that each series will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitations of liability was in effect and a Fund is unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable to any person other than the Trust or its shareholders. Moreover, the Trustees will not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Fund capital consists of shares of beneficial interest. Shares are fully paid and non-assessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Declaration of Trust, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end diversified management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Declaration of Trust, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.

FINANCIAL STATEMENTS

The Government Fund’s financial statements for the fiscal year ended October 31, 2013 are hereby incorporated by reference into this SAI from the Fund’s Annual Report filed with the SEC on January 6, 2014 (accession number: 0000891092-14-000116). The Government Fund’s Annual Report can be obtained without charge by calling the Fund at (866) WCM-FUND or (212) 461-6500. The Liquid Assets Fund and the Treasury Fund had not commenced operations as of the date of this SAI.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

Moody’s Investors Service, Inc. (“Moody’s”). Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. The following is a description of Moody’s debt instrument ratings.

Long-Term Debt Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Debt Ratings

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services (“S&P”). S&P’s issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

S&P’s issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations: (i) likelihood of payment— capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (ii) nature of and provisions of the obligation and the promises we impute; and (iii) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights. The following is a description of S&P’s debt instrument ratings.

Long-Term Debt Ratings

AAA	An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Debt Ratings

A-1	A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings, Inc. (“Fitch”). A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as "short-term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following is a description of Fitch’s short-term debt instrument ratings.

Short-Term Debt Ratings

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

APPENDIX B

WILLIAMS CAPITAL MANAGEMENT TRUST

PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of Williams Capital Management Trust (the “Trust”) hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Trust’s investment portfolios (each, a “Fund,” collectively, the “Funds”):

I.  POLICY

It is the policy of the Board of Trustees of the Trust (the “Board”) to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to Williams Capital Management, LLC (the “Adviser”) as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner substantially consistent with the policies of the Adviser and then ensure such proxies are voted on a timely basis.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to portfolio securities held by the Funds is an asset of the Trust. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

A.   Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

B.  Voting Record Reporting. No less than annually, the Adviser shall report to the Board a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest(1), the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

(1)	As it is used in this document, the term “conflict of interest” refers to a situation in which the Adviser or affiliated persons of the Adviser have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Funds which could potentially compromise the Adviser’s independence of judgment and action with respect to the voting of the proxy.

IV.  REVOCATION

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.  ANNUAL FILING

The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI.  DISCLOSURES

A.          The Trust shall include in its registration statement:

A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.          The Trust shall include in its annual and semi-annual reports to shareholders:

A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

REVIEW OF POLICY.

At least annually, the Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

APPENDIX C

WILLIAMS CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

I.  TYPES OF ACCOUNTS FOR WHICH WCM VOTES PROXIES

Williams Capital Management LLC (“WCM”) votes proxies as follows: (i) for each client that has specifically authorized us to vote them in the investment management contract or otherwise; (ii) and for each fund for which we act as adviser with the power to vote proxies.

II. GENERAL GUIDELINES

In voting proxies, WCM is guided by general fiduciary principles. WCM’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. WCM attempts to consider all aspects of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

III. HOW WCM VOTES

Generally, WCM divides proxies into routine matters and non-recurring or extraordinary matters. It is WCM’s general policy, absent a particular reason to the contrary, to vote with management’s recommendations on routine matters. For non-recurring extraordinary matters, WCM votes on a case-by-case basis, generally following the policies for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no policy detailed below, WCM votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. WCM divides issues into eleven categories listed below in Section V. In the event the shares that are the subject of a proxy vote are subject to a voting (or similar) agreement, such agreement shall supercede these policies and WCM shall vote the relevant shares in accordance with such agreement.

IV.  CONFLICTS OF INTEREST

In furtherance of WCM’s goal to vote proxies in the best interests of clients, WCM follows procedures designed to identify and address material conflicts that may arise between WCM’s interests and those of its clients before voting proxies on behalf of such clients.

(1)  Procedures for Identifying Conflicts of Interest.

WCM relies on the following to seek to identify conflicts of interest with respect to proxy voting:

A.	WCM employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of WCM with respect to voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of WCM’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of WCM’s Compliance Officer.

B.	As noted in Section IV(2) below, WCM is deemed to have a material conflict of interest in voting proxies relating to issuers that are clients of WCM and that have historically accounted for or are projected to account for greater than 1% of WCM’s annual revenues.

C.	WCM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in Section IV(2) below.

(2)  Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

A.	All conflicts of interest identified pursuant to the procedures outlined in Section IV(1) above must be brought to the attention of WCM’s Compliance Officer for resolution.

B.	WCM’s Compliance Officer will work with appropriate WCM personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence WCM’s decision- making in voting the proxy. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy has a client relationship with WCM of the type described in Section IV (1) B, above. All other materiality determinations will be based on an assessment of the particular facts and circumstances. WCM’s Compliance Officer shall maintain a written record of all materiality determinations.

C.	If it is determined that a conflict of interest is not material, WCM may vote proxies notwithstanding the existence of the conflict.

D.	If it is determined that a conflict of interest is material, WCM’s Compliance Officer will work with appropriate WCM personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

—	disclosing the conflict to clients and obtaining their consent before voting;

—	suggesting to clients that they engage another party to vote the proxy on their behalf;

—	engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

—	such other method as is deemed appropriate under the circumstances given the nature of the conflict.

V.  VOTING POLICY

WCM analyzes each proxy individually. The policy guidelines below represent WCM’s usual voting position on certain recurring proxy issues that do not involve unusual circumstances. These policy guidelines can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account for which shares are being voted.

(1)  Election of Directors

A.	Voting on Director Nominees in Uncontested Elections.

We vote for director nominees.

B.	Chairman and CEO is the Same Person.

We vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.	Majority of Independent Directors

1.	We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (e.g., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year and received compensation therefor; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

2.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.	Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

F.	Director and Officer Indemnification and Liability Protection

1.	Subject to subparagraphs 2 and 3 below, we vote for proposals concerning director and officer indemnification and liability protection.

2.	We vote on a case-by-case basis for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

3.	We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

G.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

H.	Mandatory Retirement Ages

We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

(2)  Proxy Contests

A.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors.

B.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

(3)  Auditors

A.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

(4)  Proxy Contest Defenses

A.	Board Structure: Staggered vs. Annual Elections

1.	We vote against proposals to classify the board.

2.	We vote for proposals to repeal classified boards and to elect all directors annually.

B.	Shareholder Ability to Remove Directors

1.	We vote against proposals that provide that directors may be removed only for cause.

2.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

3.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

4.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.	Cumulative Voting

1.	We vote against proposals to eliminate cumulative voting.

2.	We vote for proposals to permit cumulative voting if there is an indication of a gap in the company’s corporate governance.

D.	Shareholder Ability to Call Special Meetings

1.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

2.	We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E.	Shareholder Ability to Act by Written Consent

1.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

2.	We vote for proposals to allow or make easier shareholder action by written consent.

F.	Shareholder Ability to Alter the Size of the Board

1.	We vote for proposals that seek to fix the size of the board.

2.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

(5)  Tender Offer Defenses

A.	Poison Pills

1.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

2.	We vote on a case-by-case basis for shareholder proposals to redeem a company’s poison pill.

3.	We vote on a case-by-case basis on management proposals to ratify a poison pill.

B.	Fair Price Provisions

1.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

2.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.	Greenmail

1.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

2.	We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.	Unequal Voting Rights

1.	We vote against dual class exchange offers.

2.	We vote against dual class re-capitalization.

E.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

1.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

2.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

F.	Supermajority Shareholder Vote Requirement to Approve Mergers

1.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

2.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

G.	White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

(6)  Miscellaneous Governance Provisions

A.	Confidential Voting

1.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

2.	We vote for management proposals to adopt confidential voting.

B.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.	Bundled Proposals

We vote on a case-by-case basis for bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

D.	Shareholder Advisory Committees

We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

(7)  Capital Structure

A.	Common Stock Authorization

1.	We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

2.	We vote for proposals to increase the number of authorized shares if the company meets certain criteria:

a)	Company has already issued a certain percentage (i.e., greater than 50%) of the company’s allotment.

b)	The proposed increase is reasonable (i.e., less than 150% of current inventory) based on an analysis of the company’s historical stock management or future growth outlook of the company.

B.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.	Reverse Stock Splits

We vote on a case-by-case basis for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.	Blank Check Preferred Stock Authorization

We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

E.	Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

F.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

G.	Pre-emptive Rights

1.	We vote on a case-by-case basis for shareholder proposals seeking to establish preemptive rights and consider the following factors:

a)	size of the company;

b)	the size of the holding (holder owning more than 1% of the outstanding shares); and,

c)	percentage of the rights offering (rule of thumb less than 5%).

2.	We vote on a case-by-case basis against shareholder proposals seeking the elimination of pre-emptive rights.

H.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt- restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

I.	Share Repurchase Programs

We vote for management proposals to institute open- market share repurchase plans in which all shareholders may participate on equal terms.

(8)  Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

A.	Shareholder Proposals to Limit Executive and Director Pay

1.	We vote for shareholder proposals that seek additional disclosure of executive and director pay information.

2.	We vote on a case-by-case basis for shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, i.e., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

B.	Golden Parachutes

1.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

2.	We vote on a case-by-case basis on proposals to ratify or cancel golden parachutes.

C.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

D.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

(9)  State/Country of Incorporation

A.	Voting on State Takeover Statutes

We vote on a case-by-case basis for proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti- greenmail provisions, and disgorgement provisions).

B.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis for proposals to change a company’s state or country of incorporation.

(10)  Mergers and Corporate Restructuring

A.	Mergers and Acquisitions

We vote on a case-by-case basis for mergers and acquisitions.

B.	Corporate Restructuring

We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

C.	Spin-offs

We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

We vote on a case-by-case basis for asset sales.

E.	Liquidations

We vote on a case-by-case basis for liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

We vote on a case-by-case basis for changing the corporate name.

(11)  Social and Environmental Issues

In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

1.	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

2.	the percentage of sales, assets and earnings affected;

3.	the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

4.	whether the issues presented should be dealt with through government or company-specific action;

5.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

6.	whether the company’s analysis and voting recommendation to shareholders is persuasive;

7.	what other companies have done in response to the issue;

8.	whether the proposal itself is well framed and reasonable;

9.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

10.	whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by WCM in its sole discretion.

VI.  RECORD KEEPING AND OVERSIGHT

WCM shall maintain the following records relating to proxy voting:

—	a copy of these policies and procedures;

—	a copy of each proxy form (as voted);

—	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

—	documentation relating to the identification and resolution of conflicts of interest;

—	any documents created by WCM that were material to a proxy voting decision or that memorialized the basis for that decision; and

—	a copy of each written client request for information on how WCM voted proxies on behalf of the client, and a copy of any written response by WCM to any (written or oral) client request for information on how WCM voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in WCM’s office.

In addition, with respect to proxy voting records for Williams Capital Management Trust or any other fund registered under the Investment Company Act of 1940, WCM shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, WCM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

These Proxy Voting Policies and Procedures will be reviewed on an annual basis.

8

WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")

PART C - OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Declaration of Trust (filed as Exhibit (1) to Registrant’s Initial Registration Statement filed August 21, 2002, and incorporated herein by reference).

(b)	By-Laws (filed as Exhibit (b) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference).

(c)	Not Applicable.

(d)	(1) Investment Advisory Agreement between the Trust and Williams Capital Management, LLC (filed as Exhibit (d) to Post-Effective Amendment No. 3 to the Registration Statement filed February 25, 2005 and incorporated herein by reference).

(2)  Exhibit A dated February 27, 2009, to the Investment Advisory Agreement (filed as Exhibit (d)(2) to Post-Effective Amendment No. 8 to the Registration Statement filed February 19, 2009 and incorporated herein by reference).

(3)   Revised Exhibit A dated September 29, 2009, to the Investment Advisory Agreement (filed as Exhibit (d)(3) to Post-Effective Amendment No. 10 to the Registration Statement filed October 9, 2009 and incorporated herein by reference).

(4)   Reimbursement and Waiver Agreement (Government Money Market Fund), dated December 3, 2013, between the Trust and Williams Capital Management, LLC (filed herewith).

(5)   Reimbursement and Waiver Agreement (Liquid Assets Fund), dated December 3, 2013, between the Trust and Williams Capital Management, LLC (filed herewith).

(6)   Reimbursement and Waiver Agreement (U.S. Treasury Fund), dated December 3, 2013, between the Trust and Williams Capital Management, LLC (filed herewith).

(e)	(1) Distribution Agreement between the Trust and ALPS Distributors, Inc. (filed as Exhibit (e)(1) to Post-Effective Amendment No. 4 to the Registration Statement filed February 27, 2006 and incorporated herein by reference).

(2) Appendix A dated February 27, 2009, to the Distribution Agreement (filed as Exhibit (e)(2) to Post-Effective Amendment No. 8 to the Registration Statement filed February 19, 2009 and incorporated herein by reference).

(3) Revised Appendix A dated September 29, 2009, to the Distribution Agreement (filed as Exhibit (e)(3) to Post-Effective Amendment No. 10 to the Registration Statement filed October 9, 2009 and incorporated herein by reference).

(4) Distribution Fee Letter Agreement between Williams Capital Management, LLC and ALPS Distributors, Inc. (filed as Exhibit (e)(2) to Post-Effective Amendment No. 4 to the Registration Statement filed February 27, 2006 and incorporated herein by reference).

(5) Form of Selling Agreement (filed as Exhibit (e)(2) to Post-Effective Amendment No. 1 to the Registration Statement filed February 27, 2004 and incorporated herein by reference).

(6) Distribution Agreement between the Trust and ALPS Distributors, Inc. (filed as Exhibit (e)(6) to Post-Effective Amendment No. 19 to the Registration Statement filed February 28, 2012 and incorporated herein by reference).

(f)	Not Applicable.

(g)	Custody Agreement, between the Trust and The Northern Trust Company, dated April 1, 2013 (filed herewith).

(h)	(1) Fund Administration and Accounting Services Agreement, between the Trust and The Northern Trust Company, dated April 1, 2013 (filed herewith).

(2)   Transfer Agency and Services Agreement, between the Trust and The Northern Trust Company, dated April 1, 2013 (filed herewith).

(i)	(1) Opinion of Counsel (filed as Exhibit (i) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference).

(2) Opinion of Counsel (filed as Exhibit (i) to Post-Effective Amendment No. 8 to the Registration Statement filed February 19, 2009 and incorporated herein by reference).

(3) Opinion of Counsel (filed as Exhibit (i)(3) to Post-Effective Amendment No. 10 to the Registration Statement filed October 9, 2009 and incorporated herein by reference).

(4) Opinion of Counsel (filed as Exhibit (i)(4) to Post-Effective Amendment No. 14 the Registration Statement filed January 13, 2010 and incorporated herein by reference).

(j)	(1) Consent of Ernst & Young, LLP (filed herewith).

(2) Powers of Attorney for Christopher J. Williams, John E. Hull, Desmond G. FitzGerald and Brian J. Heidtke (filed as Exhibit (j)(2) to Post-Effective Amendment No. 5 to the Registration Statement filed February 26, 2007 and incorporated herein by reference).

(k)	Not Applicable.

(l)	Not Applicable.

(m)	(1) Plan of Distribution Pursuant to Rule 12b-1 (filed as Exhibit (m)(1) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference).

(2)   Appendix A dated February 27, 2009, to the Plan of Distribution Pursuant to Rule 12b-1 (filed as Exhibit (m)(2) to Post-Effective Amendment No. 8 to the Registration Statement filed February 19, 2009 and incorporated herein by reference).

(3) Shareholder Servicing Plan (filed as Exhibit (m)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference).

(n)	(1) Rule 18f-3 Plan (filed as Exhibit (n) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference).

(2) Amended Rule 18f-3 Plan (filed as Exhibit (n)(2) to Post-Effective Amendment No. 10 to the Registration Statement filed October 9, 2009 and incorporated herein by reference).

(p)	(1) Code of Ethics of the Trust and Williams Capital Management, LLC filed (filed as Exhibit (p)(1) to Post-Effective Amendment No. 3 to the Registration Statement filed February 25, 2005 and incorporated herein by reference).

(2) Code of Ethics of ALPS Distributors, Inc. (filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST

Not Applicable.

ITEM 30. INDEMNIFICATION

Article V, Section 5.2 of the Trust's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust by the Trust pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Trust is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by Trustees, officers or controlling persons of the Trust in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

The Trust maintains insurance coverage for its Trustees and officers.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Williams Capital Management, LLC serves as the investment adviser of the Trust (the "Adviser") and institutional and retail investors. The principal executive officers of the Adviser are:

Name	Position with Adviser

Christopher J. Williams	Chairman and Chief Executive Officer
DiAnne Calabrisotto	Chief Compliance Officer

For further information relating to the Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Williams Capital Management, LLC, SEC File No. 801-61480.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a)	To the best of the Registrant’s knowledge, ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Capital Funds, Babson Capital Funds Trust, BBH Trust, Blackstone/GSO Fund, BLDRS Index Funds Trust, BPV Family of Funds, Brown Capital Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Funds, Century Funds, Clough Fund Complex, Columbia ETF Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Deutsche Bank Funds, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, GreenHaven Continuous Commodity Index Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series

Fund, Index IQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Liberty All-Star Funds, Macquarie Global Infrastructure Securities Fund, MTB/Wilmington Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, Principal Real Estate Income Fund, Reaves Utility Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, Stadion Funds, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name*	Position with Underwriter	Positions with Registrant
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer, Chief Financial Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Vice President, Director of Sales	None
Erin D. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer Welsh	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Associate Counsel	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by Trust pursuant to Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of:

Williams Capital Management, LLC (Investment Adviser)

570 Seventh Avenue, Suite 504

New York, NY 10018

The Northern Trust Company (Administrator, Transfer Agent and Custodian)

801 South Canal Street

Chicago, IL 60607

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

ITEM 34. MANAGEMENT SERVICES

The Trust has no management related service contract that is not discussed in Part A or Part B of this form.

ITEM 35. UNDERTAKINGS

Not Applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Williams Capital Management Trust, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 28th day of February 2014.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:	/s/ Christopher J. Williams
Christopher J. Williams
President, Williams Capital Management Trust

SIGNATURES

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities stated and on the 28th day of February 2014.

Signature	Title	Date
/s/Christopher J. Williams Christopher J. Williams	Trustee, President and Treasurer	February 28, 2014
John E. Hull* John E. Hull	Trustee	February 28, 2014
Desmond G. FitzGerald* Desmond G. FitzGerald	Trustee and Chairman of the Board of Trustees	February 28, 2014
Brian J. Heidtke* Brian J. Heidtke	Trustee	February 28, 2014

By:	/s/ Christopher J. Williams
Christopher J. Williams
President, Williams Capital Management Trust, as Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit No.	Description
(d)(4)	Reimbursement and Waiver Agreement (Government Money Market Fund), dated December 3, 2013, between the Trust and Williams Capital Management, LLC.
(d)(5)	Reimbursement and Waiver Agreement (Liquid Assets Fund), dated December 3, 2013, between the Trust and Williams Capital Management, LLC.
(d)(6)	Reimbursement and Waiver Agreement (U.S. Treasury Fund), dated December 3, 2013, between the Trust and Williams Capital Management, LLC.
(g)(1)	Custody Agreement, between the Trust and The Northern Trust Company, dated April 1, 2013.
(h)(1)	Fund Administration and Accounting Services Agreement, between the Trust and The Northern Trust Company, dated April 1, 2013.
(h)(2)	Transfer Agency and Services Agreement, between the Trust and The Northern Trust Company, dated April 1, 2013.
(j)(1)	Consent of Ernst & Young, LLP, independent registered public accounting firm.